MERRILL LYNCH
MUNICIPAL BOND
FUND, INC.





FUND LOGO





Annual Report

June 30, 1999




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Municipal Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH MUNICIPAL BOND FUND, INC.


Officers and
Directors

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Vincent R. Giordano, Senior Vice President
Peter J. Hayes, Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Donald C. Burke, Vice President and Treasurer
William E. Zitelli, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863




Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999


DEAR SHAREHOLDER

Long-term bond yields moved higher during the three-months ended June 30, 1999. US Treasury bond yields rose throughout the period as the US economy continued to exhibit considerable strength. An above-trend inflationary report in May coupled with the May announcement by the Federal Reserve Board that it was considering increasing short-term interest rates in order to slow domestic economic growth also contributed to pushing US Treasury bond yields to an 18-month high of over 6.10% by mid-June. The Federal Reserve Board's return to a neutral policy after the expected increase in short-term interest rates of 25 basis points (0.25%) in late June allowed long-term US Treasury bond yields to decline and close the three-month period ended June 30, 1999 at 5.96%. During the same period, the yield on long-term US Treasury securities rose almost 35 basis points.

For much of early 1999, long-term tax-exempt bond yields remained essentially unchanged. However, in May and June municipal bond yields eventually followed taxable bond yields higher. As measured by the Bond Buyer Revenue Bond Index, long-term tax-exempt revenue bond yields rose more than 35 basis points to end the three-month period at 5.61%, their highest level in 20 months.

The strong technical position that the tax-exempt bond market has enjoyed in recent quarters has continued. Municipal investors are expected to have received as much as $40 billion in June and early July from coupon income, bond maturities and the proceeds from early bond redemptions. The receipt of these assets has coincided with a significant decline in new bond issuance. Over the last six months, over $115 billion in new long-term tax-exempt bonds were issued, a decline of 22% as compared to the first six months of 1998. During the quarter ended June 30, 1999, less than $60 billion in securities were issued by US municipalities, a decline of nearly 25% versus the June 30, 1998 quarter. New-issue volume of $22 billion for the month of June 1999 was 28% lower than June 1998's issuance and the lowest June production since 1996. The combination of reduced issuance and seasonally high reinvestment has produced a very positive supply/demand function for the municipal bond market.

Prior to May 1999, this positive technical position had enabled the tax-exempt bond market to outperform its taxable counterpart. This resulted in a decline of the yield ratio between taxable and tax-exempt bonds. At the end of 1998, long-term uninsured revenue bond yields were in excess of 100% of US Treasury bond yields, far greater than their recent historic range of 85%--88%. However, by early May, tax-exempt revenue bond yield ratios had declined to nearly 90%. Given the rapid rise in municipal bond yields in recent weeks, this ratio has risen again to nearly 95%. We believe that the recent period of volatility has created additional opportunities for long-term investors to purchase tax-exempt bonds at historically attractive yields relative to US Treasury securities.

While the Federal Reserve Board announced that it has no immediate bias toward raising short-term interest rates, it is clear that additional US economic growth will result in further action by the Federal Reserve Board.


Fiscal Year in Review

Insured Portfolio and
National Portfolio
During the fiscal year ended June 30, 1999, the fixed-income market was subject to significant interest rate volatility. We concentrated our investment strategy for both Portfolios on sifting through the price volatility and identifying the optimum buying and selling opportunities created by such an active market. As a result of this strategy, we achieved above-industry average current yields as well as competitive total returns, as measured by Lipper Analytical Services, Inc., for both the Insured Portfolio and the National Portfolio.

Earlier in the year, our strategy concentrated on capturing a fairly well-defined trading range, purchasing performance-oriented securities and selling them as long-term US Treasury yields approached 5%. As interest rates rose, municipal securities outperformed taxable securities on a relative basis. We used this advantaged position to further reduce the Portfolios' exposure to more aggressively structured holdings. This strategy cushioned the Portfolios' declines in net asset values as interest rates rose toward current levels of 6%. Credit quality spreads in the municipal market were inordinately tight at the beginning of the year. This allowed us to concentrate any new purchases for the National Portfolio in higher-rated securities. This move benefited the National Portfolio's performance since credit quality spreads widened as the market deteriorated.

Toward the end of the fiscal year, the market reached levels where historically strong retail demand supports municipal bonds. Although we remain somewhat cautious, we believe the market represents attractive value for long-term investors. We anticipate re-entering the market with a more aggressive stance should domestic economic conditions begin to reflect a better backdrop for fixed-income securities. Such a scenario could occur in the near term in response to the recent rise in demand for municipal bonds.

Limited Maturity Portfolio
During the second half of the fiscal year ended June 30, 1999, we positioned the Limited Maturity Portfolio less aggressively based on our belief that yields would continue to rise. Consistently strong economic growth led investors to believe that the Federal Reserve Board would eventually have to raise short-term interest rates in an effort to head off inflationary pressures. Thus, we maintained the average portfolio maturity in the 1.5 year--1.7-year range. This is in sharp contrast to the falling interest environment and aggressive portfolio structure that persisted for much of the first half of the fiscal year ended June 30, 1999. As a result of this strategy, we achieved competitive total returns, as measued by Lipper Analytical Services, Inc.


In Conclusion
We appreciate your ongoing interest in Merrill Lynch Municipal Bond Fund, Inc., and we look forward to serving your investment needs in the months and years to come.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Kenneth A. Jacob)
Kenneth A. Jacob
Vice President and Portfolio Manager



(Walter C. O'Connor)
Walter C. O'Connor
Vice President and Portfolio Manager



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager



August 13, 1999




Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999


PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Insured and National Portfolios. Limited Maturity Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Insured and National Portfolios are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. All three classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Insured and National Portfolios. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares for all three Portfolios are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Insured Portfolio's
Class A and
Class B Shares

Total Return
Based on a $10,000
Investment

A line graph depicting the growth of an investment in the Portfolio's Class A Shares and Class B Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:


                                       6/89           6/99
Insured Portfolio++--
Class A Shares*                       $ 9,600        $18,659

Insured Portfolio++--
Class B Shares*                       $10,000        $18,006

Lehman Brothers Municipal
Bond Index++++                        $10,000        $20,472


[FN]
   *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
  ++The Insured Portfolio invests primarily in long-term, investment-grade municipal bonds (bonds rated Baa or better) covered by portfolio insurance guaranteeing the timely payment of principal at maturity and interest.
++++This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.



Insured Portfolio's
Class A and
Class B Shares

Average Annual
Total Return



                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/99                         +1.56%         -2.50%
Five Years Ended 6/30/99                   +6.26          +5.39
Ten Years Ended 6/30/99                    +6.87          +6.44

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 6/30/99                         +0.79%         -2.98%
Five Years Ended 6/30/99                   +5.45          +5.45
Ten Years Ended 6/30/99                    +6.06          +6.06

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


Insured Portfolio's
Class C and
Class D Shares

Total Return
Based on a $10,000
Investment

A line graph depicting the growth of an investment in the Portfolio's Class C and Class D Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:


                                    10/21/94**        6/99
Insured Portfolio++--
Class C Shares*                       $10,000        $13,125

Insured Portfolio++--
Class D Shares*                       $ 9,600        $12,951

Lehman Brothers Municipal
Bond Index++++                        $10,000        $14,183


[FN]
   *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
  **Commencement of operations.
  ++The Insured Portfolio invests primarily in long-term, investment-grade municipal bonds (bonds rated Baa or better) covered by portfolio insurance guaranteeing the timely payment of principal at maturity and interest.
++++This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

    The starting date for the Index is from 10/31/94.



Insured Portfolio's
Class C and
Class D Shares

Average Annual
Total Return


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 6/30/99                         +0.74%         -0.20%
Inception (10/21/94) through 6/30/99       +5.97          +5.97

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/99                         +1.43%         -2.63%
Inception (10/21/94) through 6/30/99       +6.59          +5.67

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999


PERFORMANCE DATA (continued)


National Portfolio's
Class A and
Class B Shares

Total Return
Based on a $10,000
Investment

A line graph depicting the growth of an investment in the Portfolio's Class A Shares and Class B Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:

                                       6/89           6/99

National Portfolio++--
Class A Shares*                       $ 9,600        $19,038

National Portfolio++--
Class B Shares*                       $10,000        $18,395

Lehman Brothers Municipal
Bond Index++++                        $10,000        $20,472

[FN]
   *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
  ++The National Portfolio invests primarily in long-term municipal bonds rated in any rating category.
++++This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

    Past performance is not predictive of future performance.


National Portfolio's
Class A and
Class B Shares

Average Annual
Total Return

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/99                         +1.28%         -2.77%
Five Years Ended 6/30/99                   +6.63          +5.77
Ten Years Ended 6/30/99                    +7.09          +6.65

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 6/30/99                         +0.51%         -3.32%
Five Years Ended 6/30/99                   +5.85          +5.85
Ten Years Ended 6/30/99                    +6.28          +6.28

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payments of applicable contingent deferred sales charge.



National Portfolio's
Class C and
Class D Shares

Total Return
Based on a $10,000
Investment

A line graph depicting the growth of an investment in the Portfolio's Class C Shares and Class D Shares compared to growth of an investment in the Lehman Brothers Muncipal Bond Index. Beginning and ending values are:

                                     10/21/94**       6/99

National Portfolio++--
Class C Shares*                       $10,000        $13,347

National Portfolio++--
Class D Shares*                       $ 9,600        $13,150

Lehman Brothers Municipal
Bond Index++++                        $10,000        $14,183

[FN]
   *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
  **Commencement of operations.
  ++The National Portfolio invests primarily in long-term municipal bonds rated in any rating category.
++++This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years. The starting date for the Index is from 10/31/94.

Past performance is not predictive of future performance.


National Portfolio's
Class C and
Class D Shares

Average Annual
Total Return

                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 6/30/99                         +0.47%         -0.49%
Inception (10/21/94) through 6/30/99       +6.35          +6.35

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/99                         +1.03%         -3.01%
Inception (10/21/94) through 6/30/99       +6.94          +6.01

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


Limited Maturity
Portfolio's
Class A and
Class B Shares

Total Return
Based on a $10,000
Investment

A line graph depicting the growth of an investment in the Portfolio's Class A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index and the Lehman Brothers 3-Year General Obligation Bond Index. Beginning and ending values are:


                                       6/89           6/99

Limited Maturity Portfolio++--
Class A Shares*                       $ 9,900        $15,722

Lehman Brothers Municipal
Bond Index++++                        $10,000        $20,472

Lehman Brothers 3-Year General
Obligation Bond Index++++++           $10,000        $17,683


A line graph depicting the growth of an investment in the Portfolio's Class B Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index and the Lehman Brothers 3-Year General Obligation Bond Index. Beginning and ending values are:


                                     11/02/92**       6/99

Limited Maturity Portfolio++--
Class B Shares*                       $10,000        $12,633

Lehman Brothers Municipal
Bond Index++++                        $10,000        $15,475

Lehman Brothers 3-Year General
Obligation Bond Index++++++           $10,000        $13,782


[FN]
     *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
    **Commencement of operations.
    ++The Limited Maturity Portfolio invests primarily in investment-grade municipal bonds (bonds rated Baa or better) with a maximum maturity not to exceed 4 years.
  ++++This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years. The starting date for the Index is from 10/31/92.
++++++This unmanaged Index consists of state and local government obligation bonds that mature in 3 years--4 years, rated Baa or better. The starting date for the Index in the Class B Shares' graph is from 10/31/92.

      Past performance is not predictive of future performance.



Limited Maturity
Portfolio's
Class A and
Class B Shares

Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/99                         +3.37%         +2.34%
Five Years Ended 6/30/99                   +4.06          +3.85
Ten Years Ended 6/30/99                    +4.73          +4.63

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 6/30/99                         +3.01%         +2.01%
Five Years Ended 6/30/99                   +3.71          +3.71
Inception (11/2/92) through 6/30/99        +3.57          +3.57

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.




Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999


PERFORMANCE DATA (concluded)


Limited Maturity
Portfolio's
Class C and
Class D Shares

Total Return
Based on a $10,000
Investment

A line graph depicting the growth of an investment in the Portfolio's Class C Shares and Class D Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index and the Lehman Brothers 3-Year General obligation Bond Index. Beginning and ending values are:

                                     10/21/94**       6/99

Limited Maturity Portfolio++--
Class C Shares*                       $10,000        $11,861

Limited Maturity Portfolio++--
Class D Shares*                       $ 9,900        $11,942

Lehman Brothers Municipal
Bond Index++++                        $10,000        $14,183

Lehman Brothers 3-Year General
Obligation Bond Index++++++           $10,000        $12,733

[FN]
     *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
    **Commencement of operations.
    ++The Limited Maturity Portfolio invests primarily in investment-grade municipal bonds (bonds rated Baa or better) with a maximum maturity not to exceed 4 years.
  ++++This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years. The starting date for the Index is from 10/31/94.
++++++This unmanaged Index consists of state and local government obligation bonds that mature in 3 years--4 years, rated Baa or better. The starting date for the Index is from 10/31/94.

      Past performance is not predictive of future performance.



Limited Maturity
Portfolio's
Class C and
Class D Shares

Average Annual
Total Return


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 6/30/99                         +2.89%         +1.90%
Inception (10/21/94) through 6/30/99       +3.71          +3.71

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/99                         +3.27%         +2.24%
Inception (10/21/94) through 6/30/99       +4.08          +3.85

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


Recent
Performance
Results*
                                                                                                     Ten Years/
                                                                                                       Since        Standardized
                                                                          12 Month      3 Month      Inception      30-Day Yield
                                                                        Total Return  Total Return  Total Return   As of 6/30/99
ML Municipal Bond Fund, Inc. Insured Portfolio Class A Shares**             +1.56%        -2.61%        +94.38%         4.52%
ML Municipal Bond Fund, Inc. Insured Portfolio Class B Shares**             +0.79         -2.80         +80.06          3.94
ML Municipal Bond Fund, Inc. Insured Portfolio Class C Shares**             +0.74         -2.82         +31.25          3.89
ML Municipal Bond Fund, Inc. Insured Portfolio Class D Shares**             +1.43         -2.67         +34.89          4.28
ML Municipal Bond Fund, Inc. National Portfolio Class A Shares**            +1.28         -2.03         +98.34          4.63
ML Municipal Bond Fund, Inc. National Portfolio Class B Shares**            +0.51         -2.31         +83.94          4.06
ML Municipal Bond Fund, Inc. National Portfolio Class C Shares**            +0.47         -2.32         +33.46          4.01
ML Municipal Bond Fund, Inc. National Portfolio Class D Shares**            +1.03         -2.19         +36.98          4.39
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class A Shares***   +3.37         +0.03         +58.80          3.31
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class B Shares***   +3.01         +0.04         +26.33          2.98
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class C Shares***   +2.89         +0.03         +18.61          2.98
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class D Shares***   +3.27         +0.10         +20.61          3.21

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
 **The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
***The Fund's ten-year/since inception periods are ten years for Class A Shares; from 11/2/92 for Class B Shares; and from 10/21/94 for Class C & Class D Shares.



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999


Portfolio
Abbreviations


To simplify the listings of Merrill Lynch Municipal Bond Fund,
Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

ACES SM        Adjustable Convertible Extendable Securities
AMT            Alternative Minimum Tax (subject to)
BAN            Bond Anticipation Notes
COP            Certificates of Participation
DATES          Daily Adjustable Tax-Exempt Securities
EDA            Economic Development Authority
GO             General Obligation Bonds
HDA            Housing Development Authority
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDR            Industrial Development Revenue Bonds
INFLOS         Inverse Floating Rate Municipal Bonds
IRS            Inverse Rate Securities
LEVRRS         Leveraged Reverse Rate Securities
PCR            Pollution Control Revenue Bonds
RIB            Residual Interest Bonds
RITR           Residual Interest Trust Receipts
S/F            Single-Family
VRDN           Variable Rate Demand Notes



SCHEDULE OF INVESTMENTS                                                                                     (in Thousands)
                  Municipal Bonds                                                                          Insured Portfolio

                  S&P       Moody's   Face                                                                           Value
STATE             Ratings   Ratings  Amount   Issue                                                                (Note 1a)
Alabama--2.1%     AAA       Aaa     $ 1,585   Alabama Water Pollution Control Authority Revenue Bonds,
                                              Revolving Fund Loan, Series A, 6.75% due 8/15/2017 (b)              $    1,727
                  AAA       Aaa      16,345   Jefferson County, Alabama, Sewer Revenue Bonds, Capital
                                              Improvement Warrants, Series A, 5% due 2/01/2033 (h)                    14,994
                  AAA       NR*      19,635   Jefferson County, Alabama, Sewer Revenue Bonds, RIB,
                                              Series 124, 6.73% due 2/01/2036 (d)(h)                                  18,562
                  AAA       NR*       1,250   Mobile, Alabama, GO, Refunding, 10.875% due 11/01/2007 (c)               1,662

Arizona--0.5%     AAA       Aaa       6,750   Arizona State Municipal Financing Program, COP, Series 34,
                                              7.25% due 8/01/2009 (g)                                                  8,051

California--0.6%  A1+       VMIG1++   1,000   California Health Facilities Finance Authority, Revenue
                                              Refunding Bonds (Adventist Hospital), VRDN, Series B, 3.85%
                                              due 9/01/2028 (e)(f)                                                     1,000
                  AAA       Aaa       5,800   Oakland, California, Redevelopment Agency Tax Allocation
                                              Refunding Bonds, INFLOS, 8.574% due 9/01/2019 (d)(e)                     6,423
                  AAA       Aaa       2,300   San Jose, California, Redevelopment Agency, Tax Allocation
                                              Refunding Bonds (Merged Area Redevelopment Project), 6%
                                              due 8/01/2008 (e)                                                        2,512

Colorado--5.7%    NR*       Aaa      20,000   Denver, Colorado, City and County Airport Revenue Bonds,
                                              RITR, Series 13, 6.32% due 11/15/2023 (d)(e)                            18,716
                                              Denver, Colorado, City and County Airport Revenue Refunding
                                              Bonds (e):
                  AAA       Aaa      38,325      Series A, 5.70% due 11/15/2025                                       38,960
                  AAA       Aaa       1,500      Series D, 5.50% due 11/15/2025                                        1,500
                  AAA       Aaa      17,825      Series E, 5.50% due 11/15/2025                                       17,824
                  AAA       Aaa       8,500   E-470 Public Highway Authority, Colorado, Revenue Refunding
                                              Bonds, Senior Series A, 5.25% due 9/01/2018 (e)                          8,378
                  A1+       VMIG1++  12,800   Moffat County, Colorado, PCR, Refunding (Pacificorp Projects),
                                              VRDN, 3.95% due 5/01/2013 (b)(f)                                        12,800

District of       AAA       Aaa       5,115   District of Columbia, Water and Sewer Authority, Public Utility
Columbia--1.9%                                Revenue Refunding Bonds, 5.50% due 10/01/2023 (i)                        5,183
                                              Washington, D.C., Convention Center Authority, Dedicated Tax
                                              Revenue Bonds, Senior Lien (b):
                  AAA       Aaa      20,970      5% due 10/01/2021                                                    19,657
                  AAA       Aaa      10,000      4.75% due 10/01/2028                                                  8,796

Florida--2.8%     A1+       VMIG1++   2,500   Dade County, Florida, Water and Sewer System Revenue Bonds,
                                              VRDN, 3.70% due 10/05/2022 (f)(h)                                        2,500
                  AAA       Aaa         500   Jacksonville, Florida, Health Facilities Authority, Hospital
                                              Revenue Refunding Bonds, 11.50% due 10/01/2012 (a)(c)                      803
                  AAA       Aaa      12,000   Orange County, Florida, Tourist Development Tax Revenue Refunding
                                              Bonds, 5.125% due 10/01/2021 (e)                                        11,584
                  A1+       VMIG1++  19,600   Pinellas County, Florida, Health Facilities Authority, Revenue
                                              Refunding Bonds (Pooled Hospital Loan Program), DATES, 4% due
                                              12/01/2015 (b)(f)                                                       19,600
                  NR*       Aaa      10,000   Saint Petersburg, Florida, Public Utilities Revenue Bonds,
                                              Series A, 5.375% due 10/01/2024 (i)                                      9,938
                  AAA       Aaa       2,240   West Coast Regional Water Supply Authority, Florida, Capital
                                              Improvement Revenue Bonds, 10.40% due 10/01/2010 (a)(b)                  3,133

Georgia--2.3%     AAA       Aaa       4,000   Chatam County, Georgia, School District, GO, 6.75% due
                                              8/01/2003 (a)(e)                                                         4,423
                                              Georgia Municipal Electric Authority, Power Revenue Refunding
                                              Bonds (b):
                  AAA       Aaa      20,000      Series EE, 7% due 1/01/2025                                          24,435
                  AAA       Aaa       9,000      Series Y, 6.40% due 1/01/2013                                        10,066

Hawaii--1.4%      AAA       Aaa      10,000   Hawaii State Airports System Revenue Refunding Bonds, 6.45%
                                              due 7/01/2013 (e)                                                       10,779
                                              Hawaii State, GO (a)(h):
                  AAA       Aaa       5,000      Series CJ, 6.25% due 1/01/2005                                        5,395
                  AAA       Aaa       6,000      Series CN, 5.50% due 3/01/2007                                        6,358
                  AAA       Aaa       2,000   Honolulu, Hawaii, City and County Wastewater System, Revenue
                                              Refunding Bonds, Second Bond Resolution (Junior Series),
                                              5.25% due 7/01/2017 (h)                                                  1,950

Illinois--14.7%                               Chicago, Illinois, Board of Education, GO (Chicago School Reform
                                              Project), Series A (b):
                  AAA       Aaa      59,185      5.25% due 12/01/2027                                                 56,739
                  AAA       Aaa      20,970      5.25% due 12/01/2030                                                 20,039
                  AAA       Aaa      18,000   Chicago, Illinois, GO, Project and Refunding Bonds, 5.25% due
                                              1/01/2028 (h)                                                           17,281
                  AAA       Aaa       2,000   Chicago, Illinois, O'Hare International Airport Revenue Bonds
                                              (Passenger Facility Charge), Series A, 5.625% due 1/01/2015 (b)          2,033
                  AAA       NR*       6,225   Chicago, Illinois, Sales Tax Revenue Bonds, RIB, Series 92,
                                              6.695% due 1/01/2030 (d)(h)                                              5,888
                  AAA       Aaa       5,000   Chicago, Illinois, Water Revenue Refunding Bonds, 5.25% due
                                              11/01/2027 (h)                                                           4,793
                  AAA       Aaa       4,500   Cook County, Illinois, GO, Capital Improvement, Series A, 5%
                                              due 11/15/2023 (h)                                                       4,200
                  A1+       VMIG1++   4,400   Illinois Development Finance Authority Revenue Refunding Bonds
                                              (Provena Health), VRDN, Series B, 3.95% due 5/01/2028 (e)(f)             4,400
                  AAA       Aaa       3,250   Illinois Health Facilities Authority Revenue Bonds (Elmhurst
                                              Memorial Hospital), 6.625% due 1/01/2022 (h)                             3,451
                                              Illinois Health Facilities Authority, Revenue Refunding Bonds:
                  AAA       Aaa       3,740      (Methodist Medical Center), 5.50% due 11/15/2011 (e)                  3,805
                  AAA       Aaa      28,900      (Sinai Health System), 6% due 2/15/2024 (b)(j)                       29,820
                  A1+       VMIG1++  25,100      (University of Chicago Hospitals), VRDN, 4% due 8/01/2026 (e)(f)     25,100
                                              Illinois State, GO:
                  AAA       Aaa      16,825      5.125% due 3/01/2011 (h)                                             16,787
                  AAA       Aaa       3,000      5.75% due 5/01/2021 (e)                                               3,054
                  AAA       Aaa      22,940   Illinois State, GO, Refunding, 5.125% due 4/01/2023 (i)                 21,805
                  AAA       Aaa       6,600   Metropolitan Pier and Exposition Authority, Illinois, Dedicated
                                              State Tax Revenue Bonds, 6.50% due 6/15/2003 (a)(b)                      7,220
                  AAA       Aaa      26,000   Regional Transportation Authority, Illinois, Revenue Bonds,
                                              Series A, 6.25% due 6/01/2024 (b)                                       27,797

Indiana--2.1%     AAA       NR*       7,500   Indiana Health Facility Financing Authority, Hospital Revenue
                                              Refunding Bonds, RIB, Series 89, 6.692% due 11/01/2027 (d)(e)            7,001
                  AAA       Aaa       5,555   Indiana State Office Building Commission, Facilities Revenue
                                              Bonds (Miami Correctional Facility-Phase 1), Series A, 5.50%
                                              due 7/01/2015 (b)                                                        5,589
                  AAA       Aaa       4,040   Indianapolis, Indiana, Local Public Improvement Revenue Bonds,
                                              7.90% due 2/01/2002 (a)(g)                                               4,395
                  AAA       Aaa       4,510   Munster, Indiana, School Building Corporation Revenue Refunding
                                              Bonds, First Mortgage, 5.75% due 1/15/2005 (a)(e)                        4,801
                  AAA       Aaa       5,000   Penn, Indiana, High School Building Corporation Revenue Bonds,
                                              First Mortgage, 6.125% due 7/15/2005 (a)(e)                              5,442
                                              Rockport, Indiana, PCR, Refunding (AEP Generating Company
                                              Project), VRDN (b)(f):
                  AAA       Aaa       2,000      Series A, 3.95% due 7/01/2025                                         2,000
                  AAA       Aaa       7,735      Series B, 3.95% due 7/01/2025                                         7,735


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                           (in Thousands)
                  Municipal Bonds                                                                          Insured Portfolio

                  S&P       Moody's   Face                                                                           Value
STATE             Ratings   Ratings  Amount   Issue                                                                (Note 1a)
Maryland--0.3%    AAA       Aaa     $ 4,400   Maryland State Health and Higher Educational Facilities
                                              Authority Revenue Bonds (University of Maryland Medical
                                              System), Series B, 7% due 7/01/2022 (h)                             $    5,341

Massachusetts                                 Massachusetts Bay Transportation Authority, Massachusetts,
--5.0%                                        Revenue Bonds (General Transportation System):
                  AAA       Aaa       8,300      Series A, 5% due 3/01/2027 (h)                                        7,713
                  AAA       Aaa       5,000      Series B, 5.25% due 3/01/2020 (i)                                     4,864
                  AAA       Aaa       3,980   Massachusetts Educational Loan Authority, Education Loan Revenue
                                              Bonds, AMT, Issue D, Series A, 7.25% due 1/01/2009 (e)                   4,182
                  AAA       Aaa       5,350   Massachusetts State, GO, Refunding, Series A, 5.75% due
                                              8/01/2009 (b)                                                            5,686
                  AAA       Aaa      10,000   Massachusetts State Health and Educational Facilities
                                              Authority Revenue Bonds (Beth Israel Deaconess Medical Center),
                                              INFLOS, Series G-4, 8.623% due 7/01/2025 (b)(d)                         10,950
                  AAA       Aaa       3,100   Massachusetts State Health and Educational Facilities Authority,
                                              Revenue Refunding Bonds (Saint Elizabeth's Hospital), LEVRRS,
                                              Series E, 9.52% due 8/12/2021 (d)(i)                                     3,495
                  AAA       Aaa      13,500   Massachusetts State Port Authority Revenue Bonds, Series A, 5%
                                              due 7/01/2027 (h)                                                       12,578
                  AAA       Aaa       2,500   Massachusetts State Water Resource Authority Revenue Bonds,
                                              Series A, 5.50% due 11/01/2006 (a)(h)                                    2,650
                                              Massachusetts State Water Resource Authority, Revenue Refunding
                                              Bonds (e):
                  AAA       Aaa      10,100      Series C, 5.25% due 12/01/2015                                       10,166
                  AAA       Aaa      25,000      Series D, 5% due 8/01/2024                                           23,341

Michigan--1.1%    AAA       Aaa       6,915   Michigan State, HDA, Rental Housing Revenue Refunding Bonds,
                                              Series B, 6.15% due 10/01/2015 (e)                                       7,277
                  AAA       Aaa      10,000   Michigan State Strategic Fund, Limited Obligation, Revenue
                                              Refunding Bonds (Detroit Edison Company), Series AA, 6.40%
                                              due 9/01/2025 (e)                                                       10,861
                  AAA       Aaa       1,000   Rockford, Michigan, Public Schools, GO, 6% due 5/01/2007 (h)             1,074

Minnesota--0.3%   AAA       Aaa       5,500   Northern Municipal Power Agency, Minnesota, Electric System
                                              Revenue Refunding Bonds, 5.40% due 1/01/2016 (i)                         5,521

Mississippi--0.1% AAA       Aaa       1,320   Harrison County, Mississippi, Wastewater Management District,
                                              Revenue Refunding Bonds (Wastewater Treatment Facilities), Series A,
                                              8.50% due 2/01/2013 (h)                                                  1,734

Nevada--2.8%      AAA       Aaa      45,000   Washoe County, Nevada, Water Facility Revenue Bonds (Sierra
                                              Pacific Power Company), AMT, 6.65% due 6/01/2017 (e)                    48,389

New Jersey--3.9%  AAA       Aaa       3,350   Cape May County, New Jersey, Industrial Pollution Control
                                              Financing Authority Revenue Refunding Bonds (Atlantic City
                                              Electric Company Project), Series A, 6.80% due 3/01/2021 (e)             4,007
                  AAA       Aaa      28,750   New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds
                                              (NUI Corporation Project), Series A, 6.35% due 10/01/2022 (b)           31,028
                                              New Jersey State Housing and Mortgage Finance Agency Revenue
                                              Bonds, Home Buyer, AMT (e):
                  AAA       Aaa       5,280      Series D, 7.70% due 10/01/2029 (j)                                    5,400
                  AAA       Aaa      20,505      Series M, 7% due 10/01/2026                                          22,110
                  AAA       Aaa       4,215   New Jersey State Turnpike Authority, Turnpike Revenue Refunding
                                              Bonds, Series C, 6.50% due 1/01/2008 (b)                                 4,664

New York--22.5%   A1+       VMIG1++  21,350   Long Island Power Authority, New York, Electric System Revenue
                                              Bonds, VRDN, Sub-Series 7, 3.95% due 4/01/2025 (e)(f)                   21,350
                                              Long Island Power Authority, New York, Electric System Revenue
                                              Refunding Bonds (e):
                  AAA       Aaa      10,455      4.625% due 4/01/2016                                                  9,456
                  AAA       Aaa      27,425      Series A, 5.25% due 12/01/2026                                       26,534
                  AAA       Aaa       4,395   Metropolitan Transportation Authority, New York, Commuter
                                              Facilities Revenue Bonds, Series A, 5.25% due 7/01/2028 (h)              4,249
                                              Metropolitan Transportation Authority, New York, Transit
                                              Facilities Revenue Bonds (a):
                  AAA       Aaa      10,000      Series A, 6.10% due 7/01/2006 (i)                                    11,035
                  AAA       Aaa       7,000      Series O, 6.375% due 7/01/2004 (e)                                    7,699
                  AAA       Aaa      11,025   Metropolitan Transportation Authority, New York, Transit
                                              Facilities Revenue Refunding Bonds, Series C, 4.75% due
                                              7/01/2016 (i)                                                           10,177
                                              New York City, New York, GO:
                  AAA       Aaa      15,000      Series B, 6.25% due 8/15/2008 (b)                                    16,279
                  AAA       Aaa       8,175      Series E, 6% due 8/01/2007 (h)                                        8,775
                  AAA       Aaa      13,770      Series G, 6% due 10/15/2007 (b)                                      14,801
                  AAA       NR*      31,000      Series I, 6% due 4/15/2012 (i)                                       32,920
                  AAA       Aaa       5,385      Series I, 5.25% due 4/15/2016 (e)                                     5,308
                  AAA       Aaa       3,350      Series I, 5% due 4/15/2029 (e)                                        3,115
                  AAA       Aaa      10,095      Series M, 5.30% due 6/01/2012 (b)                                    10,149
                  AAA       Aaa      15,000      Series M, 5.50% due 6/01/2017 (b)                                    15,171
                                              New York City, New York, GO, Refunding:
                  AAA       Aaa      24,500      Series D, 6% due 8/01/2008 (h)                                       26,289
                  AAA       Aaa       1,500      Series E, 6.20% due 8/01/2008 (e)                                     1,631
                  AAA       Aaa      18,530      Series F, 5.25% due 8/01/2012 (h)                                    18,559
                  AAA       Aaa       3,405      Series H, 5.125% due 8/01/2018 (e)                                    3,286
                                              New York City, New York, GO, VRDN (f):
                  A1+       VMIG1++   3,000      Series B, 4% due 10/01/2020 (h)                                       3,000
                  A1        VMIG1++   8,600      Series B, Sub-Series B-6, 3.95% due 8/15/2005 (e)                     8,600
                  A1+       VMIG1++  11,365      Series B-2, Sub-Series B-5, 3.95% due 8/15/2011 (e)                  11,365
                  A1        Aaa      28,510   New York City, New York, Municipal Water Finance Authority,
                                              Water and Sewer System Revenue Bonds, RITR, Series FR-5,
                                              7.295% due 6/15/2026 (d)(e)                                             29,857
                                              New York City, New York, Municipal Water Finance Authority,
                                              Water and Sewer System Revenue Refunding Bonds:
                  AAA       Aaa       7,500      Series B, 5.125% due 6/15/2030 (h)                                    7,084
                  AAA       Aaa       4,000      Series D, 4.75% due 6/15/2025 (e)                                     3,593
                  A1+       VMIG1++  14,600      VRDN, Series A, 3.90% due 6/15/2025 (f)(h)                           14,600
                  A1+       VMIG1++  21,900      VRDN, Series G, 3.90% due 6/15/2024 (f)(h)                           21,900
                  AAA       Aaa       2,500   New York State Dormitory Authority Revenue Bonds (City
                                              University), Third Generation Reserves, Series 2, 6.25%
                                              due 7/01/2004 (a)(e)                                                     2,706
                  AAA       Aaa       1,650   New York State Enviromental Facilities Corporation, Special
                                              Obligation Revenue Refunding Bonds (Riverbank State Park),
                                              5.50% due 4/01/2016 (b)                                                  1,673
                                              New York State Medical Care Facilities Finance Agency
                                              Revenue Bonds, Series E (h):
                  AAA       Aaa         160      6.25% due 8/15/2004                                                     171
                  AAA       Aaa       8,965      6.25% due 8/15/2004 (a)                                               9,840
                  A1+       VMIG1++   2,000   New York State Thruway Authority, General Revenue Bonds,
                                              VRDN, 3.90% due 1/01/2024 (f)(h)                                         2,000
                                              New York State Thruway Authority, Service Contract Revenue
                                              Bonds (Local Highway and Bridge Project), Series A-2 (e):
                  AAA       Aaa       6,205      5.25% due 4/01/2011                                                   6,260
                  AAA       Aaa       5,000      5.25% due 4/01/2012                                                   5,024
                                              Niagara Falls, New York, GO, Public Improvement (e):
                  AAA       Aaa       2,975      6.90% due 3/01/2023                                                   3,290
                  AAA       Aaa       3,190      6.90% due 3/01/2024                                                   3,528
                  AAA       Aaa       7,820   Triborough Bridge and Tunnel Authority, New York, Special
                                              Obligation Revenue Refunding Bonds, Series A, 5.25% due
                                              1/01/2011 (h)                                                            7,889

Ohio--1.1%        AAA       Aaa      12,000   Cleveland, Ohio, Public Power System Revenue Bonds, First
                                              Mortage, Series A, 7% due 11/15/2004 (a)(e)                             13,631
                  AAA       Aaa       5,235   Ohio State Water Development Authority, Pollution Control
                                              Facilities Revenue Bonds (Water Control Loan Fund), Water
                                              Quality Series, 5% due 12/01/2012 (e)                                    5,164

Oregon--0.3%      AAA       Aaa       3,865   Port of Portland, Oregon, Airport Revenue Refunding Bonds
                                              (Portland International Airport), AMT, Series 7-B, 7.10% due
                                              1/01/2012 (a)(e)                                                         4,540


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999

SCHEDULE OF INVESTMENTS (concluded)                                                                           (in Thousands)
                  Municipal Bonds                                                                          Insured Portfolio

                  S&P       Moody's   Face                                                                           Value
STATE             Ratings   Ratings  Amount   Issue                                                                (Note 1a)
Pennsylvania      AAA       Aaa     $12,520   Pennsylvania State Turnpike Commission, Oil Franchise Tax
--2.5%                                        Revenue Refunding Bonds, Senior Series A, 5.25% due
                                              12/01/2018 (b)                                                      $   12,325
                  AAA       Aaa       6,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th
                                              Series B, 7% due 5/15/2020 (c)(e)                                        7,031
                  AAA       Aaa       4,000   Philadelphia, Pennsylvania, Water and Wastewater Revenue
                                              Bonds, Series A, 5% due 8/01/2016 (b)                                    3,818
                                              Philadelphia, Pennsylvania, Water and Wastewater Revenue
                                              Refunding Bonds (e):
                  AAA       Aaa       5,000      5.625% due 6/15/2008                                                  5,223
                  AAA       Aaa       4,020      5.60% due 8/01/2018                                                   4,063
                  AAA       Aaa       5,250   Pittsburgh and Allegheny County, Pennsylvania, Public
                                              Auditorium Revenue Bonds (Regional Asset District Sales
                                              Tax), 5% due 2/01/2024 (b)                                               4,912
                  AAA       Aaa       7,000   Pittsburgh, Pennsylvania, Water and Sewer Authority, Water
                                              and Sewer System Revenue Refunding Bonds, Sub-Series C, 5.25%
                                              due 9/01/2022 (i)                                                        6,781

Rhode             AAA       Aaa       6,100   Rhode Island Depositors Economic Protection Corporation, Special
Island--0.6%                                  Obligation Revenue Bonds, Series A, 6.625% due 8/01/2002 (a)(i)          6,627
                  AAA       Aaa       3,775   Rhode Island State, GO, Consolidated Capital Development Loan,
                                              Series A, 6% due 8/01/2007 (e)                                           4,060

South             AAA       Aaa       4,000   Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Carolina--1.6%                                Refunding Bonds, 6.30% due 1/01/2003 (a)(e)                              4,322
                                              South Carolina State Public Service Authority Revenue Refunding
                                              Bonds, Series A (b):
                  AAA       Aaa      17,090      6.375% due 7/01/2021                                                 18,235
                  AAA       Aaa       4,200      6.25% due 1/01/2022                                                   4,518

Texas--13.3%      AAA       Aaa      11,190   Austin, Texas, Utility System Revenue Bonds, Combined, 9.25% due
                                              11/15/2008 (e)                                                          13,473
                  AAA       Aaa       4,800   Austin, Texas, Utility System Revenue Refunding Bonds, 5.125% due
                                              11/15/2020 (i)                                                           4,599
                  AAA       Aaa       7,800   Austin, Texas, Utility System Revenue Refunding Bonds, Combined,
                                              5.60% due 5/15/2005 (a)(e)                                               8,197
                  AAA       Aaa       6,000   Brazos River Authority, Texas, PCR, Refunding (Texas Utilities
                                              Electric Company Project), AMT, 6.50% due 12/01/2027 (b)                 6,402
                  AAA       Aaa      12,000   Brazos River Authority, Texas, PCR (Texas Utilities Electric
                                              Company Project), AMT, Series B, 6.625% due 6/01/2022 (h)               12,768
                                              Brazos River Authority, Texas, Revenue Refunding Bonds (Houston
                                              Industries Inc. Project) (b):
                  AAA       Aaa      10,755      Series B, 5.125% due 11/01/2020                                      10,238
                  AAA       Aaa      36,900      Series C, 5.125% due 5/01/2019                                       35,239
                  AAA       Aaa      17,000   Brownsville, Texas, Utility System Revenue Refunding Bonds, 6.25%
                                              due 9/01/2014 (e)                                                       18,799
                  AAA       Aaa      10,000   Dallas, Texas, Revenue Bonds, Special Tax, Series A, 5% due
                                              8/15/2025 (b)                                                            9,311
                  AAA       Aaa      11,100   Harris County, Texas, Toll Road Revenue Bonds, Senior Lien, Series
                                              A, 6.375% due 8/15/2004 (a)(e)                                          12,208
                  AAA       Aaa       2,750   Harris County, Texas, Toll Road Revenue Refunding Bonds, Series A,
                                              6.50% due 8/15/2017 (b)                                                  2,949
                  AAA       Aaa      13,500   Houston, Texas, Water and Sewer System Revenue Bonds, Junior Lien,
                                              Series C, 5.375% due 12/01/2027 (h)                                     13,239
                  NR*       Aaa      11,230   Houston, Texas, Water and Sewer System Revenue Bonds, RITR, Series
                                              5, 6.57% due 12/01/2027 (d)(h)                                          11,778
                                              Houston, Texas, Water and Sewer System, Revenue Refunding Bonds,
                                              Junior Lien, Series A (a)(e):
                  AAA       Aaa      14,770      6.125% due 12/01/2005                                                16,052
                  AAA       Aaa       8,000      6.20% due 12/01/2005                                                  8,727
                  AAA       Aaa       3,500   Houston, Texas, Water Conveyance System Contract, COP, Series J,
                                              6.25% due 12/15/2013 (b)                                                 3,851
                  AAA       Aaa      11,800   Matagorda County, Texas, Navigation District No. 1 Revenue
                                              Refunding Bonds (Houston Light and Power Company), Series A,
                                              6.70% due 3/01/2027 (b)                                                 12,596
                  A1+       NR*       2,000   North Central Texas Health Facility Development Corporation
                                              Revenue Bonds (Methodist Hospitals-Dallas), VRDN, Series B,
                                              3.95% due 10/01/2015 (e)(f)                                              2,000
                  AAA       Aaa       5,300   North Central Texas Health Facility Development Corporation,
                                              Revenue Refunding Bonds (Texas Health Resources System),
                                              Series B, 5% due 2/15/2017 (e)                                           4,986
                  AAA       VMIG1++   6,300   Sabine River Authority, Texas, PCR, Refunding (Texas Utilities
                                              Electric Company Project), VRDN, Series A, 3.95% due
                                              3/01/2026 (b)(f)                                                         6,300
                  AAA       Aaa       7,430   Southwest Higher Education Authority Incorporated, Revenue
                                              Refunding Bonds, Series B, 6.25% due 10/01/2022 (h)                      7,903
                  AAA       Aaa       8,250   Texas State Turnpike Authority, Dallas North Thruway Revenue
                                              Bonds (President George Bush Turnpike), 5% due 1/01/2025 (h)             7,688

Utah--2.4%        AAA       VMIG1++   3,200   Carbon County, Utah, PCR, Refunding (Pacificorp Projects),
                                              VRDN, 3.95% due 11/01/2024 (b)(f)                                        3,200
                  A1        VMIG1++  22,400   Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN,
                                              3.95% due 11/01/2024 (b)(f)                                             22,400
                  AAA       Aaa       7,785   Salt Lake City, Utah, Metropolitan Water District, Water Revenue
                                              Bonds, 5.375% due 7/01/2024 (b)                                          7,623
                  AAA       Aaa       2,650   Utah State Board of Regents, Student Loan Revenue Bonds, AMT,
                                              Series F, 7.45% due 11/01/2008 (b)                                       2,819
                                              Utah State Building Ownership Authority, Lease Revenue Refunding
                                              Bonds (State Facilities Master Lease Program), Series C (i):
                  AAA       Aaa       2,995      5.50% due 5/15/2012                                                   3,090
                  AAA       Aaa       3,000      5.50% due 5/15/2013                                                   3,094

Virginia--1.3%    AAA       Aaa       5,000   Danville, Virginia, IDA, Hospital Revenue Refunding Bonds
                                              (Danville Regional Medical Center), 6.50% due 10/01/2004 (a)(h)          5,500
                                              Virginia State HDA, Commonwealth Mortgage Revenue Bonds, AMT,
                                              Series A, Sub-Series A-4 (e):
                  AAA       Aaa       5,000      6.30% due 7/01/2014                                                   5,297
                  AAA       Aaa      11,215      6.35% due 7/01/2018                                                  11,879

Washington--3.4%  AAA       Aaa       5,000   King County, Washington, GO, Refunding, Series B, 5.25% due
                                              1/01/2034 (e)                                                            4,771
                  AAA       Aaa       5,315   King County, Washington, Sewer Revenue Bonds, 5.25% due
                                              1/01/2026 (h)                                                            5,109
                  AAA       Aaa      10,680   Seattle, Washington, Metropolitan Seattle Municipality, Sewer
                                              Revenue Bonds, Series W, 6.25% due 1/01/2003 (a)(e)                     11,516
                  AAA       Aaa      33,535   Seattle, Washington, Municipal Light and Power Revenue Bonds,
                                              6.625% due 7/01/2004 (a)(h)                                             37,281

West              AAA       Aaa      11,465   Mason County, West Virginia, PCR, Refunding (Appalachian Power
Virginia--1.6%                                Company), 6.85% due 6/01/2022 (e)                                       12,317
                  AAA       Aaa      12,250   Pleasants County, West Virginia, PCR, Refunding (Potomac-
                                              Pleasants), Series C, 6.15% due 5/01/2015 (b)                           13,063
                  AAA       Aaa       2,500   West Virginia School Building Authority, Revenue Refunding
                                              Bonds (Capital Improvement), Series B, 5.25% due 7/01/2021 (i)           2,424

Wisconsin--2.8%   AAA       Aaa       9,000   Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds
                                              (Midwest Energy Resources), Series E, 6.90% due 8/01/2021 (h)           10,703
                  AAA       Aaa       4,650   Wisconsin Public Power Inc., Power Supply System Revenue Bonds,
                                              Series A, 5.75% due 7/01/2023 (e)                                        4,725
                                              Wisconsin State, GO, AMT, Series B (e):
                  AAA       Aaa       7,920      6.50% due 5/01/2020                                                   8,399
                  AAA       Aaa      17,130      6.50% due 5/01/2025                                                  18,166
                  AAA       Aaa       6,520   Wisconsin State Health and Educational Facilities Authority
                                              Revenue Bonds (Sister's Sorrowful Mother), Series A, 6.125%
                                              due 8/15/2022 (e)                                                        6,849

                  Total Investments (Cost--$1,715,413)--101.0%                                                     1,745,856

                  Liabilities in Excess of Other Assets--(1.0%)                                                      (17,287)
                                                                                                                  ----------
                  Net Assets--100.0%                                                                              $1,728,569
                                                                                                                  ==========

               (a)Prerefunded.
               (b)AMBAC Insured.
               (c)Escrowed to maturity.
               (d)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1999.
               (e)MBIA Insured.
               (f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1999.
               (g)BIG Insured.
               (h)FGIC Insured.
               (i)FSA Insured.
               (j)FHA Insured.
                 *Not rated.
                ++Highest short-term rating issued by Moody's Investors Service, Inc.
               Ratings of issues shown have not been audited by Deloitte & Touche LLP.

               See Notes to Financial Statements.



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999


SCHEDULE OF INVESTMENTS                                                                                      (in Thousands)
                  Municipal Bonds                                                                         National Portfolio

                  S&P       Moody's   Face                                                                           Value
STATE             Ratings   Ratings  Amount   Issue                                                                (Note 1a)
Alabama--0.7%     AAA       NR*     $10,000   Jefferson County, Alabama, Sewer Revenue Bonds, RIB, Series 124,
                                              6.73% due 2/01/2036 (e)(g)                                          $    9,454

Alaska--2.1%      AA+       NR*      27,150   Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (Sohio
                                              Pipeline-British Petroleum Oil), 7.125% due 12/01/2025                  29,490

Arizona--0.3%     NR*       B1        5,000   Phoenix, Arizona, IDA, Airport Facility Revenue Refunding Bonds
                                              (America West Airlines Inc.), AMT, 6.30% due 4/01/2023                   4,958

California        AAA       Aaa      11,010   Beverly Hills, California, Public Financing Authority, Lease
--13.7%                                       Revenue Refunding Bonds, Series A, 5.125% due 6/01/2017 (f)             10,826
                  AAA       Aaa       6,540   California Health Facilities Finance Authority, Revenue
                                              Refunding Bonds (Little Co. of Mary Health Service), 4.50% due
                                              10/01/2028 (c)                                                           5,552
                                              California State, GO, Refunding:
                  AAA       Aaa      25,000      4.25% due 10/01/2026 (f)                                             20,369
                  AAA       Aaa      13,450      4.75% due 2/01/2029 (e)                                              11,966
                  A         Aaa      10,350   California State Public Works Board, Lease Revenue Bonds
                                              (Department of Corrections), Series A, 7% due 11/01/2004 (j)            11,839
                  AAA       Aaa       9,000   Fresno, California, Sewer Revenue Bonds, Series A, 5% due
                                              9/01/2023 (f)                                                            8,505
                  NR*       NR*       4,000   Long Beach, California, Special Tax Bonds (Community Facilities
                                              District No. 3--Pine Ave.), 6.375% due 9/01/2023                         4,156
                  AAA       Aaa      25,000   Los Angeles, California, Department of Water and Power, Waterworks
                                              Revenue Refunding Bonds, 4.25% due 10/15/2030 (e)                       20,042
                  AAA       Aaa      20,000   Los Angeles, California, Unified School District, GO, Series A,
                                              5% due 7/01/2021 (e)                                                    19,051
                  AAA       Aaa      13,420   Los Angeles County, California, Metropolitan Transportation
                                              Authority, Sales Tax Revenue Refunding Bonds, First Tier,
                                              Senior Series B, 4.75% due 7/01/2024 (h)                                12,078
                  AAA       Aaa      29,000   Northern California Power Agency, Public Power Revenue Refunding
                                              Bonds (Hydroelectric Project Number One), Series A, 5.125% due
                                              7/01/2023 (f)                                                           27,934
                  AAA       Aaa      10,000   Sacramento County, California, Airport System Revenue Refunding
                                              Bonds, Sub-Series B, 5% due 7/01/2026 (e)                                9,421
                  AAA       Aaa       3,250   Sacramento County, California, COP, Refunding (Public Facilities
                                              Project), 4.75% due 10/01/2027 (c)                                       2,907
                  AAA       Aaa      16,000   San Diego, California, Certificates of Undivided Interest Revenue
                                              Bonds (Water Utility Fund), 4.75% due 8/01/2028 (e)                     14,289
                  AAA       Aaa      10,000   San Jose, California, Redevelopment Agency Tax Allocation (Merged
                                              Area Redevelopment Project), 5% due 8/01/2026 (c)                        9,420
                  AAA       Aaa       2,000   San Rafael, California, Redevelopment Agency, Tax Allocation Bonds
                                              (Central San Rafael Redevelopment Project), 5% due 12/01/2022 (c)        1,892

Colorado--5.9%    NR*       Aa2      12,600   Colorado Springs, Colorado, Utilities Revenue Bond, RITR, Series
                                              19, 6.495% due 11/15/2026 (g)                                           12,331
                                              Denver, Colorado, City and County Airport Revenue Bonds, AMT:
                  BBB+      Baa1      2,575      Series A, 7.50% due 11/15/2023                                        2,877
                  BBB+      Baa1      7,910      Series A, 8% due 11/15/2025                                           8,376
                  BBB+      Baa1      9,710      Series B, 7.25% due 11/15/2023                                       10,535
                                              Denver, Colorado, City and County Airport Revenue Refunding Bonds,
                                              Series A (f):
                  AAA       Aaa      23,280      5.75% due 11/15/2016                                                 24,228
                  AAA       Aaa      24,000      5.70% due 11/15/2025                                                 24,397

District of       A-        A2        3,750   District of Columbia Revenue Bonds (Georgetown University), RIB,
Columbia--1.0%                                6.562% due 4/22/2002 (g)(j)                                              4,125
                  AAA       Aaa      11,000   Washington, D.C. Convention Center Authority, Dedicated Tax Revenue
                                              Bonds, Senior Lien, 4.75% due 10/01/2028 (c)                             9,676

Florida--3.7%     A1+       VMIG1++     700   Dade County, Florida, IDA Exempt Facilities, Revenue Refunding
                                              Bonds (Florida Power & Light Co.), VRDN, 3.90% due 6/01/2021 (a)           700
                  A1        VMIG1++   7,750   Escambia County, Florida, PCR, Refunding (Gulf Power Company
                                              Project), VRDN, 4.05% due 7/01/2022 (a)                                  7,750
                  NR*       Aaa       5,915   Florida HFA, Home Ownership Revenue Refunding Bonds, AMT,
                                              Series G-1, 7.90% due 3/01/2022 (d)                                      6,181
                  AAA       Aaa       6,330   Florida HFA, Revenue Bonds (Antigua Club Apartments), AMT,
                                              Series A-1, 7% due 2/01/2035 (c)                                         6,881
                  AA+       Aa2      13,000   Florida State Board of Education, Capital Outlay, GO, Public
                                              Education, Series B, 4.50% due 6/01/2027                                11,073
                  AA        Aa3       5,000   Hillsborough County, Florida, IDA, PCR, Refunding (Tampa
                                              Electric Company Project), 7.875% due 8/01/2021                          5,474
                  NR*       Aa2       2,700   Jacksonville, Florida, Health Facilities Authority, Hospital
                                              Revenue Refunding Bonds (Genesis Rehabilitation Hospital),
                                              VRDN, 4% due 5/01/2021 (a)                                               2,700
                  AAA       NR*       2,790   Orange County, Florida, HFA, Mortgage Revenue Bonds, AMT,
                                              Series A, 8.375% due 3/01/2021 (d)                                       2,879
                  AAA       Aaa       8,430   Tampa Bay, Florida, Water Utility System Revenue Bonds, Series B,
                                              4.75% due 10/01/2027 (e)                                                 7,539

Georgia--3.2%     A1        VMIG1++   5,700   Effingham County, Georgia, Development Authority, PCR, Refunding
                                              (Savannah Electric and Power Company Project), VRDN, 4.05% due
                                              4/01/2037 (a)                                                            5,700
                  AAA       Aaa      18,600   Fulton County, Georgia, Water and Sewer Revenue Bonds, 4.75% due
                                              1/01/2028 (e)                                                           16,702
                  AAA       Aaa      20,000   Metropolitan Atlanta, Georgia, Rapid Transit Authority, Sales Tax
                                              Revenue Bonds, Second Indenture, Series A, 6.90% due 7/01/2004
                                              (f)(j)                                                                  22,487

Idaho--0.1%       AA        NR*         950   Idaho Housing Agency, S/F Mortgage Revenue Bonds, AMT, Senior
                                              Series E, 7.875% due 7/01/2024 (b)                                         996

Illinois--3.4%    AAA       NR*      12,265   Chicago, Illinois, GO, Refunding, RITR, Series 126, 6.72% due
                                              1/01/2034 (e)(g)                                                        11,657
                  AA-       Aa2       8,000   Chicago, Illinois, Gas Supply Revenue Bonds (Peoples Gas, Light
                                              & Coke Company Project), AMT, Series A, 8.10% due 5/01/2020              8,409
                                              Chicago, Illinois, O'Hare International Airport, Special Facilities
                                              Revenue Bonds (United Airlines, Inc.):
                  BB+       Baa2      4,475      AMT, Series B, 8.95% due 5/01/2018                                    4,849
                  BB+       Baa2     12,975      Series 84-B, 8.85% due 5/01/2018                                     14,061
                  AA        Aa1       1,100   Illinois HDA, Residential Mortgage, Revenue Bonds, RIB, AMT,
                                              10.049% due 2/01/2018 (g)                                                1,216
                  NR*       NR*       2,625   Illinois Health Facilities Authority, Revenue Refunding Bonds
                                              (Saint Elizabeth's Hospital--Chicago), 7.75%
                                              due 7/01/2004 (j)                                                        3,026
                  NR*       A2        4,400   Southwestern Illinois, Development Authority, Sewer Facilities
                                              Revenue Bonds (Monsanto Company Project), AMT, 7.30% due 7/15/2015       4,828

Indiana--0.7%     AA        NR*       9,100   Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue
                                              Refunding Bonds, Series D, 6.75% due 2/01/2020                           9,813

Iowa--0.8%        NR*       NR*       9,000   Iowa Finance Authority, Health Care Facilities Revenue Bonds
                                              (Care Initiatives Project), 9.25% due 7/01/2025                         11,619

Kansas--1.8%                                  Wichita, Kansas, Hospital Revenue Refunding Bonds, RIB (f)(g):
                  AAA       Aaa      12,000      Series III-A, 9.198% due 10/01/2017                                  13,755
                  AAA       Aaa      10,000      Series III-B, 9.34% due 10/21/2022                                   11,450

Kentucky--1.6%    AAA       Aaa      11,900   Louisville and Jefferson County, Kentucky, Metropolitian Sewer
                                              District, Sewer and Drain System Revenue Refunding Bonds, Series
                                              A, 4.75% due 5/15/2028 (e)                                              10,663
                  NR*       NR*       4,500   Perry County, Kentucky, Solid Waste Disposal Revenue Bonds (TJ
                                              International Project), AMT, 7% due 6/01/2024                            4,827
                  A+        Aa2       6,345   Trimble County, Kentucky, PCR, AMT, Series A, 7.625% due
                                              11/01/2020                                                               6,695



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                           (in Thousands)
                  Municipal Bonds                                                                         National Portfolio

                  S&P       Moody's   Face                                                                           Value
STATE             Ratings   Ratings  Amount   Issue                                                                (Note 1a)
Louisiana--3.6%   NR*       A3      $35,000   Lake Charles, Louisiana, Harbor and Terminal District, Port
                                              Facilities Revenue Refunding Bonds (Trunkline Long Company
                                              Project), 7.75% due 8/15/2022                                       $   39,194
                  B-        NR*      10,000   Port New Orleans, Louisiana, IDR, Refunding (Continental Grain
                                              Company Project), 7.50% due 7/01/2013                                   10,308


Maine--0.1%       AA        Aa2       1,000   Maine State Housing Authority, Mortgage Purchase Revenue
                                              Bonds, AMT, Series B-4, 6.90% due 11/15/2026                             1,072

Maryland--0.5%    AA-       Aa2       7,000   Maryland State Stadium Authority, Sports Facilities Lease Revenue
                                              Bonds, AMT, Series D, 7.60% due 12/15/2019                               7,252

Massachusetts     AAA       Aaa      22,500   Massachusetts Bay Transportation Authority, Revenue Refunding
--2.7%                                        Bonds (General Transportation System), Series A, 4.50% due
                                              3/01/2026 (f)                                                           19,120
                                              Massachusetts State Health and Educational Facilities Authority,
                                              Revenue Refunding Bonds:
                  A1+       VMIG1++   4,900      (Harvard University), VRDN, 3.70% due 2/01/2016 (a)                   4,900
                  NR*       Ca       12,350      (New England Memorial Hospital), Series B, 6.25% due
                                                 7/01/2023 (k)                                                         3,890
                  AAA       Aaa      11,510   Massachusetts State Water Resources Authority Revenue Bonds,
                                              Series A, 4.75% due 8/01/2027 (h)                                       10,222

Michigan--1.9%    AAA       Aaa      15,000   Michigan State Hospital Finance Authority, Revenue Refunding
                                              Bonds, INFLOS, 9.122% due 2/15/2022 (g)(h)                              16,763
                  BBB       Baa1      9,350   Monroe County, Michigan, PCR (Detroit Edison Co. Project), AMT,
                                              Series A, 7.75% due 12/01/2019                                           9,731

Minnesota--0.5%   AA+       Aa2       3,585   Minnesota State, HFA, S/F Mortgage Revenue Bonds, AMT, Series A,
                                              7.45% due 7/01/2022 (b)                                                  3,722
                  AA+       NR*       3,000   Rochester, Minnesota, Health Care Facilities Revenue Bonds, IRS,
                                              Series H, 8.472% due 11/15/2015 (g)                                      3,274

Mississippi--1.5% AAA       Aaa      11,290   Harrison County, Mississippi, Wastewater Management and Solid
                                              Waste Revenue Refunding Bonds, 4.75% due 2/01/2027 (e)                  10,022
                  NR*       Baa2      5,640   Lowndes County, Mississippi, Hospital Revenue Refunding Bonds
                                              (Golden Triangle Medical Center), 8.50% due 2/01/2010                    5,863
                  NR*       Aaa       4,195   Mississippi Home Corporation, S/F Mortgage Revenue Bonds (Access
                                              Program), AMT, Series A, 6.90% due 6/01/2024 (d)                         4,472

Missouri--0.9%    NR*       NR*      11,400   Bi-State Development Agency, Missouri and Illinois, Metropolitan
                                              District Terminal Facilities Revenue Refunding Bonds (American
                                              Commonwealth), 7.75% due 6/01/2000 (j)                                  12,147

Nebraska--0.2%    AAA       Aaa       2,100   Nebraska Investment Finance Authority, S/F Mortgage Revenue Bonds,
                                              RIB, AMT, Series 2, 11.632% due 9/10/2030 (d)(g)                         2,276

Nevada--0.6%      BBB+      A2       10,000   Henderson, Nevada, Health Care Facilities Revenue Bonds (Catholic
                                              Healthcare West), 5.375% due 7/01/2026                                   9,046

New Jersey--1.1%  NR*       Aaa       5,000   Union County, New Jersey, Utilities Authority, RITR, Series 38,
                                              6.62% due 6/01/2020 (g)                                                  5,038
                  AA-       A3        9,500   University of Medicine and Dentistry, New Jersey, Revenue Bonds,
                                              Series C, 7.20% due 12/01/1999 (j)                                       9,838

New Mexico--0.0%  A1+       NR*         400   Eddy County, New Mexico, PCR, Refunding (IMC Fertilizer Inc.
                                              Project), VRDN, 3.65% due 2/01/2003 (a)                                    400

New York--17.7%   A1+       VMIG1++  13,800   Long Island Power Authority, New York, Electric System Revenue
                                              Bonds, VRDN, Sub-Series 7, 3.45% due 4/01/2025 (a)(f)                   13,800
                  AAA       Aaa      10,000   Long Island Power Authority, New York, Electric System Revenue
                                              Refunding Bonds, Series A, 5.50% due 12/01/2029 (f)                     10,073
                  AAA       Aaa       6,170   Metropolitan Transportation Authority, New York, Dedicated Tax
                                              Fund Revenue Bonds, Series A, 5% due 4/01/2029 (h)                       5,737
                                              Metropolitan Transportation Authority, New York, Service Contract
                                              Revenue Refunding Bonds (Commuter Facilities), Series 5:
                  BBB+      Baa1      2,145      6.90% due 7/01/2006                                                   2,280
                  BBB+      Baa1      5,000      7% due 7/01/2012                                                      5,329
                                              New York City, New York, City Municipal Water Finance Authority,
                                              Water and Sewer System Revenue Bonds:
                  AAA       Aaa       7,450      Series A, 4.75% due 6/15/2031 (e)                                     6,583
                  AAA       Aaa      10,000      Series B, 5.75% due 6/15/2026 (f)                                    10,237
                  AAA       NR*      10,000      Series B, 5.875% due 6/15/2026 (h)                                   10,323
                                              New York City, New York, City Municipal Water Finance Authority,
                                              Water and Sewer System Revenue Refunding Bonds, Series B:
                  AAA       Aaa      10,440      5.375% due 6/15/2019 (c)                                             10,421
                  AAA       Aaa       5,500      5% due 6/15/2029 (h)                                                  5,114
                                              New York City, New York, City Transitional Finance Authority
                                              Revenue Bonds, Future Tax Secured:
                  AA        Aa3       8,500      Series B, 4.75% due 11/01/2023                                        7,608
                  AA        Aa3      10,000      Series C, 5% due 5/01/2026                                            9,289
                  AA        Aa3       7,750      Series C, 5.50% due 5/01/2025                                         7,783
                                              New York City, New York, GO:
                  A-        A3        4,000      Series B, 8.25% due 6/01/2006                                         4,761
                  A-        Aaa       5,495      Series F, 8.25% due 11/15/2001 (j)                                    6,089
                                              New York City, New York, GO, Refunding, Series B (j):
                  A-        A3       10,000      7.75% due 2/01/2002                                                  10,979
                  A-        A3        4,500      7.75% due 2/01/2002                                                   4,941
                  A-        A3       11,515   New York State Dormitory Authority Revenue Bonds (State
                                              University Educational Facilities), 5.50% due 5/15/2026                 11,371
                                              New York State Dormitory Authority, Revenue Refunding Bonds
                                              (State University Educational Facilities):
                  A-        A3        5,000      Series A, 7.50% due 5/15/2013                                         6,143
                  AAA       Aaa      26,250      Series A, 4.75% due 5/15/2025(f)                                     23,582
                  A-        A3        5,000      Series B, 7.375% due 5/15/2014                                        5,233
                                              New York State Medical Care Facilities Finance Agency Revenue
                                              Bonds (New York Hospital Mortgage), Series A (b)(c)(j):
                  AAA       Aaa       8,400      6.75% due 2/15/2005                                                   9,438
                  AAA       Aaa       9,100      6.80% due 2/15/2005                                                  10,247
                                              New York State Urban Development Corporation Revenue Bonds:
                  AAA       Aaa       9,600      (Correctional Capital Facilities), Series 6, 5.375% due
                                                 1/01/2025 (c)                                                         9,462
                  AAA       NR*       5,000      (Correctional Capital Facilities-Service Contract), Series
                                                 A, 5% due 1/01/2028 (h)                                               4,656
                  AAA       Aaa      20,000   Port Authority of New York and New Jersey, Consolidated Revenue
                                              Bonds, 116th Series, 4.25% due 10/01/2026 (e)                           16,612
                  AAA       Aaa      21,055   Triborough Bridge and Tunnel Authority, New York, Special
                                              Obligation Revenue Refunding Bonds, Series A, 4.75% due
                                              1/01/2024 (f)                                                           18,944

North             A1        VMIG1++     100   North Carolina Medical Care Commission, Hospital Revenue Bonds
Carolina--0.0%                                (Pooled Equipment Financing Project), ACES, 3.50% due
                                              12/01/2025 (a)(f)                                                          100

Ohio--1.5%        AAA       Aaa      12,000   Cleveland, Ohio, Public Power System Revenue Bonds, First
                                              Mortgage, Series A, 7% due 11/15/2004 (f)(j)(l)                         13,631
                  AAA       Aaa       7,200   Ohio HFA, S/F Mortgage Revenue Bonds, AMT, RIB, Series B,
                                              10.181% due 3/31/2031 (d)(g)                                             7,866

Pennsylvania      AAA       Aaa      16,500   Allegheny County, Pennsylvania, Sanitation Authority, Sewer
--5.9%                                        Revenue Bonds, RITR, Series 20, 6.67% due 12/01/2024 (f)(g)             15,982
                  BBB       Baa      10,000   Pennsylvania Convention Center Authority, Revenue Refunding
                                              Bonds, Series A, 6.75% due 9/01/2019                                    10,904
                  AA+       Aa2       8,800   Pennsylvania HFA, Refunding, RIB, AMT, 10.319% due 10/01/2023 (g)        9,746
                  AAA       NR*       2,000   Pennsylvania State Higher Educational Facilities Authority,
                                              College and University Revenue Bonds (Eastern College), Series B,
                                              8% due 10/15/2006 (j)                                                    2,430
                  AAA       Aaa      11,200   Philadelphia, Pennsylvania, School District, GO, Series B, 5.375%
                                              due 4/01/2027 (c)                                                       11,017
                                              Pittsburgh and Allegheny County, Pennsylvania, Public Auditorium
                                              Revenue Bonds (c):
                  AAA       Aaa       6,000      (Hotel Room), 5% due 2/01/2024                                        5,613
                  AAA       Aaa       5,250      (Regional Asset District Sales Tax), 5% due 2/01/2024                 4,912
                  A1+       NR*      10,400   Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue
                                              Refunding Bonds (Northeastern Power Company), VRDN, Series A,
                                              3.90% due 12/01/2022 (a)                                                10,400
                  AAA       Aaa      13,000   Southeastern Pennsylvania Transportation Authority, Pennsylvania,
                                              Special Revenue Bonds, Series A, 4.75% due 3/01/2029 (e)                11,529


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999

SCHEDULE OF INVESTMENTS (concluded)                                                                           (in Thousands)
                  Municipal Bonds                                                                         National Portfolio

                  S&P       Moody's   Face                                                                           Value
STATE             Ratings   Ratings  Amount   Issue                                                                (Note 1a)
Rhode             NR*       Aa2     $ 7,975   Rhode Island Housing and Mortgage Finance Corporation Revenue
Island--0.6%                                  Bonds, RITR, AMT, Series 30, 7.62% due 4/01/2029 (g)                $    8,496

South             AAA       Aa1       9,085   South Dakota, HDA, Revenue Refunding Bonds, Homeownership
Dakota--0.7%                                  Mortgage, Series A, 7.15% due 5/01/2027                                  9,479

Texas--11.6%      NR*       Aaa      14,000   Arlington, Texas, Independent School District , GO, Refunding,
                                              5% due 2/15/2024                                                        13,061
                  BBB+      A3       18,150   Brazos River Authority, Texas, PCR (Texas Utilities Electric
                                              Company Project), AMT, Series A, 7.875% due 3/01/2021                   19,440
                  AAA       Aaa       5,000   Cypress-Fairbanks, Texas, Independent School District, GO,
                                              4.75% due 2/15/2022                                                      4,500
                  BBB       Baa1      7,250   Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds
                                              (Champion International Corporation), AMT, 7.45% due 5/01/2026           7,798
                                              Harris County, Texas, Health Facilities Development Corporation,
                                              Hospital Revenue Bonds:
                  NR*       Aaa      10,150      RITR, Series 12, 6.375% due 10/01/2004 (f)(g)(j)                     12,048
                  AAA       Aa3      12,470      (Saint Luke's Episcopal Hospital Project), 6.75% due
                                                 2/15/2021 (i)                                                        13,273
                                              Harris County, Texas, Health Facilities Development Corporation,
                                              Hospital Revenue Refunding Bonds (Methodist Hospital), VRDN (a):
                  A1+       NR*       4,900      4% due 12/01/2025                                                     4,900
                  A1+       NR*       1,300      4% due 12/01/2026                                                     1,300
                  AAA       Aaa      25,000   Houston, Texas, Independent School District, GO, Refunding,
                                              Series A, 4.75% due 2/15/2022                                           22,529
                                              Houston, Texas, Water and Sewer System Revenue Bonds, RITR
                                              (e)(g):
                  NR*       Aaa      15,750      Series 5, 6.57% due 12/01/2027                                       16,518
                  NR*       Aaa      10,620      Series 32, 6.596% due 12/01/2027                                     10,262
                  AAA       Aaa       5,120   Keller, Texas, Independent School District, GO, Refunding,
                                              4.875% due 8/15/2024                                                     4,654
                  AA        Aa1      27,700   San Antonio, Texas, Electric and Gas Revenue Refunding Bonds,
                                              Series A, 4.50% due 2/01/2021                                           24,003
                  NR*       VMIG1++   1,000   Southwest Texas, Higher Education Authority Incorporated,
                                              Revenue Refunding Bonds (Southern Methodist University),
                                              VRDN, 3.95% due 7/01/2015 (a)                                            1,000
                  AA        Aaa       2,725   Texas Housing Agency, Residential Development Mortgage Revenue
                                              Bonds, Series A, 7.50% due 7/01/2015 (b)(d)                              2,880
                  AA        Aa1       3,700   Texas State, GO, Veterans' Housing Assistance Fund II, AMT,
                                              Series A, 7% due 12/01/2025                                              3,951

Utah--1.4%        A1        VMIG1++   2,100   Emery County, Utah, PCR, Refunding (Pacificorp Projects),
                                              VRDN, 3.95% due 11/01/2024 (a)(c)                                        2,100
                  NR*       NR*       2,000   Tooele County, Utah, PCR, Refunding (Laidlaw Environmental),
                                              AMT, Series A, 7.55% due 7/01/2027                                       2,156
                  AAA       Aaa      13,250   Weber County, Utah, Municipal Building Authority, Lease
                                              Revenue Bonds, 7.50% due 12/15/2004 (j)                                 15,369

Virginia--0.9%    NR*       NR*       4,030   Dulles Town Center Community Development Authority, Virginia,
                                              Special Assessment Tax (Dulles Town Center Project), 6.25%
                                              due 3/01/2026                                                            4,051
                  NR*       NR*       5,000   Peninsula Ports Authority, Virginia, Revenue Refunding Bonds
                                              (Port Facility-Zeigler Coal), 6.90% due 5/02/2022                        5,009
                  AA+       Aa1       3,215   Virginia State HDA, Commonwealth Mortgage Revenue Bonds,
                                              Series A, 7.15% due 1/01/2033                                            3,339

Washington--1.1%  AAA       Aaa      17,000   Washington State, GO, Series A, 4.50% due 7/01/2023 (h)                 14,648

West              NR*       NR*       4,000   Upshur County, West Virginia, Solid Waste Disposal Revenue Bonds
Virginia--0.3%                                (TJ International Project), AMT, 7% due 7/15/2025                        4,355

Wisconsin--1.9%                               Wisconsin Housing and EDA, Home Ownership Revenue Refunding Bonds:
                  NR*       Aa2      21,150      RITR, Series 18, 7.762% due 9/01/2028 (g)                            22,562
                  AA        Aa2       3,090      Series A, 7.10% due 3/01/2023                                         3,250

Puerto            AAA       Aaa      10,000   Puerto Rico Commonwealth, GO, Public Improvement, 4.75% due
Rico--1.2%                                    7/01/2023 (f)                                                            9,156
                  A1+       VMIG1++   5,200   Puerto Rico Commonwealth, Government Development Bank Revenue
                                              Refunding Bonds, VRDN, 3.30% due 12/01/2015 (a)(f)                       5,200
                  A1+       VMIG1++   2,400   Puerto Rico Commonwealth Highway and Transportation Authority,
                                              Transportation Revenue Refunding Bonds, VRDN, Series A, 3.25%
                                              due 7/01/2028 (a)(c)                                                     2,400

                  Total Investments (Cost--$1,336,710)--97.4%                                                      1,358,026

                  Variation Margin on Financial Futures Contracts**--0.0%                                               (119)

                  Other Assets Less Liabilities--2.6%                                                                 35,678
                                                                                                                  ----------
                  Net Assets--100.0%                                                                              $1,393,585
                                                                                                                  ==========

               (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1999.
               (b)FHA Insured.
               (c)AMBAC Insured.
               (d)GNMA Collateralized.
               (e)FGIC Insured.
               (f)MBIA Insured.
               (g)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1999.
               (h)FSA Insured.
               (i)Escrowed to maturity.
               (j)Prerefunded.
               (k)Non-income producing security.
               (l)All or a portion of the security held as collateral in connection with open financial futures contracts.
                 *Not Rated.
                **Financial futures contracts sold as of June 30, 1999 were as follows:

                                                                 (in Thousands)

                                                                       Value
                  Number of                      Expiration           (Notes
                  Contracts      Issue              Date              1a & 1b)

                    500    US Treasury Bonds    September 1999      $   57,954
                                                                    ----------
                  (Total Contract Price--$57,834)                   $   57,954
                                                                    ==========


                ++Highest short-term rating issued by Moody's Investors Service, Inc.
                Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                See Notes to Financial Statements.



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999

SCHEDULE OF INVESTMENTS                                                                                     (in Thousands)
                  Municipal Bonds                                                                 Limited Maturity Portfolio

                  S&P       Moody's   Face                                                                            Value
STATE             Ratings   Ratings  Amount   Issue                                                                 (Note 1a)
Arizona--1.7%     AA-       A1      $   200   Central Arizona Water Conservation District, Contract Revenue
                                              Bonds, Series B, 6.50% due 5/01/2001 (a)                             $     212
                  AA+       Aa1         250   Phoenix, Arizona, GO, Refunding, 5.70% due 7/01/1999                       250
                  SP1+      NR*       5,780   Phoenix, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds,
                                              Series D, 4.20% due 6/01/2002                                            5,746
                  A+        A1          200   Pima County, Arizona, GO, Refunding, Series A, 5.60% due
                                              7/01/1999                                                                  200
                  AAA       Aaa         200   Yuma County, Arizona, Jail District Revenue Bonds, 4.30% due
                                              7/01/1999 (c)                                                              200

Connecticut       AAA       Aaa      12,100   Connecticut State Special Assesment Unemployment Compensation
--3.2%                                        Advanced Fund, Refunding (Connecticut Unemployment), Series A,
                                              5.50% due 5/15/2001 (c)                                                 12,423

Florida--3.2%     AAA       Aaa       5,000   Dade County, Florida, GO, Seaport Bonds, 6.50% due 10/01/2001
                                              (a)(c)                                                                   5,311
                                              Florida State Board Education Capital Outlay, GO, Refunding,
                                              Public Education, Series B:
                  AA+       Aa2       2,600      5% due 6/01/2002                                                      2,658
                  AA+       Aa2       4,385      5% due 6/01/2003                                                      4,491

Georgia--1.8%     AA        Aa2       3,000   Clayton County, Georgia, GO (Jail Courthouse and Public
                                              Administration Building), 5% due 8/01/2002                               3,068
                  AAA       Aaa       4,000   Georgia Muncipal Electric Authority, Power Revenue Refunding
                                              Bonds, Series D, 6% due 1/01/2000 (c)                                    4,052

Hawaii--2.2%      AAA       Aaa       3,200   Hawaii State, GO, Refunding, Series CO, 6% due 3/01/2001 (f)             3,294
                  A+        A1        5,250   Hawaii State, GO, Series CH, 4.75% due 11/01/1999                        5,273

Illinois--7.0%    AA-       NR*      10,000   Chicago, Illinois, Board of Education, COP (School Reform
                                              Equipment Acquisition), 4.60% due 12/01/1999                            10,048
                  BBB+      Baa3      4,625   Illinois Development Finance Authority, Solid Waste Disposal
                                              Revenue Bonds (Waste Managment Inc. Project), 7.125% due 1/01/2001       4,790
                  A1+       VMIG1++   2,000   Illinois Health Facilities Authority, Revenue Refunding Bonds
                                              (University of Chicago Hospitals), VRDN, 4% due 8/01/2026 (b)(d)         2,000
                  AA        Aa2       7,100   Illinois State, GO, 4% due 3/01/2003                                     6,998
                  AAA       Aaa       3,500   Illinois State, GO, Refunding, 5.125% due 12/01/1999 (f)                 3,526

Indiana--3.6%     A         Aaa       5,008   Indiana Transportation Finance Authority, Airport Facilities
                                              Lease Revenue Bonds, Series A, 6.25% due 11/01/2002 (a)                  5,403
                  AAA       Aaa       3,000   Indianapolis, Indiana, Airport Authority, Revenue Refunding Bonds,
                                              AMT, Series A, 4.50% due 7/01/2001 (f)                                   3,014
                  AA        NR*       5,790   Richmond, Indiana, Hospital Authority, Revenue Refunding Bonds
                                              (Reid Hospital and Health Care), 4.35% due 1/01/2002                     5,732

Kansas--1.9%      A-        A2        3,500   Burlington, Kansas, Environmental Improvement Revenue Refunding
                                              Bonds (Kansas City Power and Light Company Project), Series D,
                                              4.35% due 9/01/2001                                                      3,493
                  AAA       Aaa       4,000   Kansas State Development Finance Authority Revenue Bonds, Board
                                              of Regents (Rehabilitation Center), Series G-2, 5% due 10/01/2001 (c)    4,079

Kentucky--2.8%    AAA       Aaa       5,000   Carrollton and Henderson, Kentucky, Public Energy Authority, Gas
                                              Revenue Bonds (Kentucky Trust), Series A, 4.50% due 1/01/2002 (e)        5,018
                                              Kentucky Asset/Liability Commission, General Fund Revenue Bonds,
                                              Project Notes, First Series:
                  A+        Aa3       2,900      4% due 3/01/2001                                                      2,893
                  A+        Aa3       3,000      4% due 3/01/2002                                                      2,974

Louisiana--0.0%   NR*       VMIG1++     100   Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                                              Refunding Bonds (1st Stage A-Loop Inc.), ACES, 3.90% due 9/01/2006 (b)     100

Maryland--0.5%    NR*       Aa2       2,000   Maryland State Community Development, Administration Department,
                                              Housing and Community Development Revenue Refunding Bonds, S/F
                                              Program, First Series, 4.45% due 4/01/2001 (h)                           2,002

Massachusetts     NR*       A1          270   Boston, Massachusetts, Economic Development and Industrial
--3.4%                                        Corporation Revenue Bonds, Series A, 5% due 7/01/2000                      272
                  AAA       Aaa         190   Massachusetts Education Loan Authority, Education Loan Revenue
                                              Refunding Bonds, AMT, Issue E, Series B,
                                              5.50% due 7/01/2001 (c)                                                    193
                  AA-       Aa3         750   Massachusetts State, GO, Refunding, Series B, 6.25% due 8/01/2001          782
                  AAA       Aaa       3,500   Massachusetts State Health and Educational Facilities Authority
                                              Revenue Bonds (Newton-Wellesley Hospital), Series D, 6.90% due
                                              7/01/2001 (a)(d)                                                         3,754
                  SP1+      MIG1++    3,200   Massachusetts State Housing Finance Agency, S/F Housing Revenue
                                              Bonds, AMT, 3.60% due 6/01/2000                                          3,198
                                              Massachusetts State Industrial Finance Agency, Resource Recovery
                                              Revenue Refunding Bonds (Ogden Haverhill Associates):
                  BBB       NR*       1,750      4.35% due 12/01/2000                                                  1,750
                  BBB       NR*       2,925      4.50% due 12/01/2001                                                  2,908
                  AA        Aa3         300   Massachusetts State Special Obligation Revenue Bonds, Series A,
                                              5.90% due 6/01/2001 (c)                                                    310
                  AA        Aa1         100   Peabody, Massachusetts, GO, Series A, 4.50% due 8/01/2000                  101

Michigan--2.1%    AA        Aa2         110   Ann Arbor, Michigan, School District, Public Schools, GO, Refunding,
                                              4.75% due 5/01/2000                                                        111
                  AAA       Aaa         105   Chelsea, Michigan, School District, GO, 6.75% due 5/01/2002 (f)            112
                  AAA       Aaa         250   Dearborn, Michigan, Economic Development Corporation, Hospital
                                              Revenue Bonds (Oakwood Obligated Group), Series A, 6.95% due
                                              8/15/2001 (a)(d)                                                           269
                  AAA       Aaa         200   Detroit, Michigan, GO, Refunding, Distributable State Aid, 5.70%
                                              due 5/01/2001 (c)                                                          206
                  A-        Baa1      6,585   Detroit, Michigan, GO, Refunding, Series B, 6.25% due 4/01/2001          6,788
                  AA+       Aa2         450   Michigan Municipal Bond Authority, Revenue Refunding Bonds (Local
                                              Government-Qualified School), Series A, 6% due 5/01/2001                   465
                  NR*       Aaa         100   Michigan State Hospital Finance Authority Revenue Bonds (McLaren
                                              Obligated Group), Series A, 7.50% due 9/15/2001 (a)                        109

Minnesota--2.6%   AAA       Aaa       2,385   Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan
                                              Area Transit, GO, Series C, 4.75% due 2/01/2000                          2,405
                  AAA       Aaa       2,610   Minnesota State, HFA, Revenue Refunding Bonds, Rental Housing,
                                              Series D, 4.50% due 8/01/1999 (d)                                        2,611
                  A1+       Aa2       5,000   Minnesota State, HFA, S/F Mortgage Revenue Bonds, Series I, 3.90%
                                              due 8/29/2000                                                            4,994

Mississippi       NR*       Baa2      7,200   Lawrence County, Mississippi, PCR (Georgia-Pacific Corporation
--1.9%                                        Project), 4.30% due 12/01/2000                                           7,226

Nebraska--1.5%    AAA       Aaa       2,575   American Public Energy Agency, Nebraska, Gas Supply Revenue
                                              Bonds (Nebraska Public Gas Agency Project), Series A, 4.50%
                                              due 6/01/2002 (c)                                                        2,583
                  AAA       Aaa       3,000   Nebraska Public Power District, Revenue Refunding Bonds, Series A,
                                              5% due 1/01/2002 (d)                                                     3,051

New Hampshire     BBB+      Baa3      7,500   New Hampshire State Business Finance Authority, PCR, Refunding
--1.9%                                        (UTD Illuminating), VRDN, AMT, Series A, 4.35% due 2/01/2002 (b)          7,442

New Jersey--5.8%  NR*       Aaa         300   Bergen County, New Jersey, GO, 5.20% due 10/01/1999                        302
                  AAA       Aaa       5,715   New Jersey State Educational Facilities Authority Revenue Bonds
                                              (Higher Educational Facilities Trust Fund),
                                              Series A, 5.125% due 9/01/1999 (c)                                       5,732
                  AAA       Aaa         300   New Jersey State Educational Facilities Authority Revenue Bonds
                                              (Princeton University), Series E, 4.05% due 7/01/2000                      302
                  AA+       Aaa       5,070   New Jersey State, GO, 6% due 8/01/2002 (a)                               5,358
                  AA+       Aa1       4,250   New Jersey State, GO, Refunding, Series D, 5.10% due 2/15/2000           4,297
                  NR*       MIG1++    6,250   Readington-Lebanon, New Jersey, Sewer Authority Revenue Bonds,
                                              Project Notes, Series A, 4.25% due 12/01/2000                            6,264
                  AAA       Aaa         125   Somerset County, New Jersey, GO, 5.875% due 12/01/2001                     130



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999

SCHEDULE OF INVESTMENTS (concluded)                                                                           (in Thousands)
                  Municipal Bonds                                                                 Limited Maturity Portfolio

                  S&P       Moody's   Face                                                                            Value
STATE             Ratings   Ratings  Amount   Issue                                                                 (Note 1a)
New York          A1+       VMIG1++ $   200   Long Island Power Authority, New York, Electric System Revenue
--13.5%                                       Bonds, VRDN, Sub-Series 7, 3.45% due 4/01/2025 (b)(d)                $     200
                                              New York City, New York, GO, Refunding:
                  A-        Aaa          60      Series A, 6% due 8/01/2000 (g)                                           62
                  A-        A3        2,020      Series G, 3.90% due 8/01/1999                                         2,021
                  A-        A3        3,200      Series G, 4.30% due 8/01/2002                                         3,191
                  A-        Aaa       4,615   New York City, New York, GO, Series C, Sub-Series C-1, 7.50% due
                                              8/01/2002 (a)                                                            5,109
                  AA        Aa2       4,550   New York City, New York, Municipal Assistance Corporation,
                                              Revenue Refunding Bonds, Series E, 5.50% due 7/01/2000                   4,642
                  BBB+      Baa1      3,000   New York State, COP, Commissioner of General Services Executive
                                              Department, 4% due 3/01/2000                                             3,011
                  BBB+      Baa1     10,885   New York State Dormitory Authority, Revenue Refunding Bonds
                                              (Consolidated City University System), Series A, 4.75% due
                                              7/01/1999                                                               10,885
                                              New York State Local Government Assistance Corporation Revenue
                                              Bonds (a):
                  A+        Aaa         625      Series A, 7% due 4/01/2001                                              668
                  A+        Aaa       5,000      Series B, 6.25% due 4/01/2002                                         5,358
                  AAA       Aaa         600      Series D, 7% due 4/01/2002                                              655
                  NR*       Aaa         725   New York State Medical Care Facilities Finance Agency Revenue
                                              Bonds, 7.75% due 2/15/2001 (a)                                             780
                  AA-       Aa3       5,305   New York State Power Authority, Revenue and General Purpose
                                              Refunding Bonds, Series A, 5% due 2/15/2002                              5,403
                                              New York State Urban Development Corporation Revenue Bonds:
                  BBB+      Aaa       5,000      7.50% due 4/01/2001 (a)                                               5,387
                  BBB+      Baa1      4,525      (Correctional Capital Facilities), Series 4, 4.90% due
                                                 1/01/2001                                                             4,569
                  A+        Aa3         340   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds,
                                              Series R, 6.90% due 1/01/2000                                              346

Ohio--10.3%       SP1+      NR*       4,650   Cleveland, Ohio, State University General Reciept Revenue Notes,
                                              BAN, Series B, 3.85% due 1/16/2001                                       4,633
                  NR*       Aa3       6,000   Franklin County, Ohio, Hospital Revenue Refunding Bonds (US
                                              Health Corporation), Series B, 4.50% due 6/01/2000                       6,033
                  AAA       Aaa       3,135   Kent State University, Ohio, University Revenue Bonds, VRDN,
                                              Series B, 4.15% due 5/01/2001 (b)(c)                                     3,124
                  AAA       Aa1      12,400   Ohio State Highway, GO, Series V, 4.70% due 5/15/2000                   12,543
                  A1+       P1        8,500   Ohio State Water Development Authority, Pollution Control
                                              Facilities Revenue Bonds (Ohio Edison Company Project),
                                              AMT, Series A, 4.20% due 5/01/2000                                       8,495
                  NR*       Aaa       5,290   Student Loan Funding Corporation, Cincinnati, Ohio, Student Loan
                                              Revenue Refunding Bonds, AMT, Series C, 5.70% due 7/01/1999              5,290

Pennsylvania      AAA       Aaa         300   Beaver County, Pennsylvania, Hospital Authority, Revenue
--3.2%                                        Refunding Bonds (Medical Center of Beaver County, Inc.),
                                              5.70% due 7/01/1999 (c)(g)                                                 300
                  AA        Aa2       1,000   Bucks County, Pennsylvania, GO, Refunding, Series A, 5.95%
                                              due 3/01/2000                                                            1,017
                  AA        Aa3       6,500   Pennsylvania State, GO, First Series, 4.50% due 3/01/2002                6,540
                  AAA       Aaa       4,145   Pittsburgh, Pennsylvania, GO, Refunding, Series A, 5% due
                                              3/01/2000 (d)                                                            4,190
                  AAA       Aaa         325   Washington County, Pennsylvania, Lease Authority Revenue Bonds,
                                              Municipal Facility, Series C, Sub-Series C1-A, 7.45% due
                                              6/15/2000 (a)(c)                                                           346

Rhode             AAA       Aaa       4,100   Rhode Island State, GO, Refunding (Consolidated Capital
Island--1.1%                                  Development Loan), 5.50% due 8/01/2001 (d)                               4,213

South             AA        Aa1       5,855   Charleston County, South Carolina, School District, GO, Refunding,
Carolina--2.9%                                4% due 2/01/2003                                                         5,788
                  AAA       Aaa       5,000   Florence County, South Carolina, Hospital Revenue Bonds (McLeod
                                              Regional Medical Center Project), 6.75% due 11/01/2000 (a)(f)            5,291

Texas--7.2%       BBB       Baa1      5,000   Brazos River Authority, Texas, PCR, Refunding (Utilities
                                              Electric Company), VRDN, AMT, Series B, 4.15% due 6/01/2030 (b)          4,995
                  AAA       Aaa       3,925   Houston, Texas, Independent School District, GO, 6.375% due
                                              8/15/2001 (g)                                                            4,111
                  AAA       Aaa       2,600   Houston, Texas, Water and Sewer System, Revenue Refunding Bonds,
                                              Junior Lien, Series C, 5.90% due 12/01/1999 (c)                          2,627
                                              San Antonio, Texas, Electric and Gas Revenue Bonds:
                  AA        NR*         160      5.25% due 2/01/2000 (g)                                                 162
                  AA        Aa1       2,840      5.25% due 2/01/2000                                                   2,872
                  AAA       Aaa       8,825   Texas National Research Laboratory Commission Revenue Bonds
                                              (Superconducting Super Collider Project), 7.10% due 12/01/2001 (a)       9,602
                  AA        Aa1       3,600   Texas State University System Revenue Bonds (Consititutional
                                              Appropriation), 4.75% due 8/15/2001                                      3,647

Virginia--2.8%    AA        A1        3,330   Richmond, Virginia, GO, Equipment Notes, 4.25% due 5/15/2002             3,329
                  AA        Aa2       5,000   Virginia College Building Authority, Virginia Educational
                                              Facilities Revenue Bonds (Equipment Leasing Program), 4.75% due
                                              2/01/2002                                                                5,061
                  AA        Aa2       2,555   Virginia State Transportation Board, Transportation Contract
                                              Revenue Bonds (US Route 58 Corridor), Series B, 5% due 5/15/2000         2,591

Washington--6.1%  AAA       Aaa       5,000   Seattle, Washington, Municipality of Metropolitan Seattle Sewer
                                              Revenue Bonds, Series U, 6.60% due 1/01/2001 (a)(f)                      5,281
                  AA        Aa        6,750   South Columbia Basin Irrigation Distirct, Revenue Refunding Bonds,
                                              5.75% due 6/01/2000                                                      6,891
                                              Washington State, GO, Refunding:
                  AA+       Aa1       3,000      Series B, 6.80% due 8/01/2000 (a)                                     3,102
                  AA+       Aa1       8,000      Series R-92 B, 6.20% due 9/01/2001                                    8,339

Wisconsin--4.4%   AA+       Aa1       6,510   Milwaukee, Wisconsin, Metropolitan Sewer District, GO, Refunding,
                                              Series A, 4.25% due 10/01/2000                                           6,559
                  AA        Aa2       4,385   Wisconsin State, GO, Series C, 5.50% due 5/01/2000                       4,462
                  AAA       NR*       5,720   Wisconsin State Health and Educational Facilities Authority
                                              Revenue Bonds (Medical College of Wisconsin Inc. Project),
                                              Series D, 7.35% due 12/01/2000 (a)                                       6,080

                  Total Investments (Cost--$382,828)--98.6%                                                          383,074

                  Other Assets Less Liabilities--1.4%                                                                  5,440
                                                                                                                  ----------
                  Net Assets--100.0%                                                                              $  388,514
                                                                                                                  ==========

               (a)Prerefunded.
               (b)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1999.
               (c)AMBAC Insured.
               (d)MBIA Insured.
               (e)FSA Insured.
               (f)FGIC Insured.
               (g)Escrowed to maturity.
               (h)FHA Insured.
                 *Not Rated.
                ++Highest short-term rating issued by Moody's Investors Service, Inc.
                Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999


STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                            Limited
                                                                            Insured         National        Maturity
                    As of June 30, 1999                                    Portfolio       Portfolio       Portfolio
Assets:             Investments, at value* (Note 1a)                     $1,745,855,855  $1,358,025,563   $  383,073,608
                    Cash                                                         53,060              --           76,167
                    Receivables:
                      Securities sold                                        18,575,831     131,092,486          826,000
                      Interest                                               23,642,937      21,529,222        5,507,899
                      Capital shares sold                                       369,201       1,115,881           80,564
                    Prepaid registration fees and other assets
                    (Note 1e)                                                   790,189          43,124           67,887
                                                                         --------------  --------------   --------------
                    Total assets                                          1,789,287,073   1,511,806,276      389,632,125
                                                                         --------------  --------------   --------------

Liabilities:        Payables:
                      Securities purchased                                   54,555,702     111,923,695               --
                      Capital shares redeemed                                 2,866,131       3,145,123          499,289
                      Dividends to shareholders (Note 1f)                     2,090,259       1,778,835          353,258
                      Investment adviser (Note 2)                               522,033         554,132          107,740
                      Distributor (Note 2)                                      288,642         286,489           19,671
                      Variation margin (Note 1b)                                     --         118,750               --
                    Accrued expenses and other liabilities                      395,595         414,129          137,843
                                                                         --------------  --------------   --------------
                    Total liabilities                                        60,718,362     118,221,153        1,117,801
                                                                         --------------  --------------   --------------

Net Assets:         Net assets                                           $1,728,568,711  $1,393,585,123   $  388,514,324
                                                                         ==============  ==============   ==============

Net Assets          Class A Common Stock, $0.10 par value++              $   15,617,018  $    8,591,484   $    2,642,357
Consist of:         Class B Common Stock, $0.10 par value++++                 5,320,744       3,667,918          432,935
                    Class C Common Stock, $0.10 par value++++++                 216,447         468,723            4,423
                    Class D Common Stock, $0.10 par value++++++++             1,043,376         911,862          838,670
                    Paid-in capital in excess of par                      1,654,174,957   1,369,379,508      386,218,556
                    Undistributed (accumulated) realized capital
                    gains (losses) on investments--net (Note 5)              21,753,555     (10,034,915)      (1,563,261)
                    Accumulated distributions in excess of realized
                    capital gains on investments--net (Note 1f)                      --        (596,027)        (304,677)
                    Unrealized appreciation on investments--net.             30,442,614      21,196,570          245,321
                                                                         --------------  --------------   --------------
                    Net assets                                           $1,728,568,711  $1,393,585,123   $  388,514,324
                                                                         ==============  ==============   ==============

Net Asset           Class A:
Value:                Net assets                                         $1,216,345,459  $  877,840,945   $  261,970,305
                                                                         ==============  ==============   ==============
                      Shares outstanding                                    156,170,176      85,914,836       26,423,567
                                                                         ==============  ==============   ==============
                      Net asset value and redemption price
                      per share                                          $         7.79  $        10.22   $         9.91
                                                                         ==============  ==============   ==============
                    Class B:
                      Net assets                                         $  414,135,412  $  374,642,223   $   42,930,082
                                                                         ==============  ==============   ==============
                      Shares outstanding                                     53,207,445      36,679,185        4,329,348
                                                                         ==============  ==============   ==============
                      Net asset value and redemption price
                      per share                                          $         7.78  $        10.21   $         9.92
                                                                         ==============  ==============   ==============
                    Class C:
                      Net assets                                         $   16,849,873  $   47,900,992   $      437,034
                                                                         ==============  ==============   ==============
                      Shares outstanding                                      2,164,467       4,687,233           44,228
                                                                         ==============  ==============   ==============
                      Net asset value and redemption price
                      per share                                          $         7.78  $        10.22   $         9.88
                                                                         ==============  ==============   ==============
                    Class D:
                      Net assets                                         $   81,237,967  $   93,200,963   $   83,176,903
                                                                         ==============  ==============   ==============
                      Shares outstanding                                     10,433,764       9,118,625        8,386,704
                                                                         ==============  ==============   ==============
                      Net asset value and redemption price
                      per share                                          $         7.79  $        10.22   $         9.92
                                                                         ==============  ==============   ==============

                   *Identified cost                                      $1,715,413,241  $1,336,710,243   $  382,828,287
                                                                         ==============  ==============   ==============
                  ++Authorized shares--Class A                              500,000,000     375,000,000      150,000,000
                                                                         ==============  ==============   ==============
                ++++Authorized shares--Class B                              375,000,000     375,000,000      150,000,000
                                                                         ==============  ==============   ==============
              ++++++Authorized shares--Class C                              375,000,000     375,000,000      150,000,000
                                                                         ==============  ==============   ==============
            ++++++++Authorized shares--Class D                              500,000,000     375,000,000      150,000,000
                                                                         ==============  ==============   ==============

                    See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
                                                                                                             Limited
                                                                            Insured         National         Maturity
                    For the Year Ended June 30, 1999                       Portfolio       Portfolio        Portfolio
Investment          Interest and amortization of premium and discount
Income (Note 1d):   earned                                               $  102,852,630  $   86,270,954   $   16,949,970
                                                                         --------------  --------------   --------------

Expenses:           Investment advisory fees (Note 2)                         6,832,049       7,068,892        1,350,646
                    Account maintenance and distribution fees--Class B
                    (Note 2)                                                  3,595,606       3,048,607          158,570
                    Transfer agent fees--Class A (Note 2)                       372,451         356,029           56,152
                    Account maintenance and distribution fees--Class C
                    (Note 2)                                                    132,850         385,625            1,095
                    Account maintenance fees--Class D (Note 2)                  158,843         215,726           79,493
                    Accounting services (Note 2)                                188,162         156,567           84,374
                    Transfer agent fees--Class B (Note 2)                       173,081         189,225           12,723
                    Custodian fees                                              161,866         134,241           40,651
                    Registration fees (Note 1e)                                  63,131         124,816           26,776
                    Printing and shareholder reports                             51,821          61,858           72,606
                    Professional fees                                            59,758          68,977           38,329
                    Transfer agent fees--Class D (Note 2)                        17,190          32,750           15,814
                    Pricing services                                             25,009          20,372           18,585
                    Directors' fees and expenses                                 19,513          15,260            2,974
                    Transfer agent fees--Class C (Note 2)                         5,874          21,796              107
                    Other                                                        49,158          16,822           14,131
                                                                         --------------  --------------   --------------
                    Total expenses                                           11,906,362      11,917,563        1,973,026
                                                                         --------------  --------------   --------------
                    Investment income--net                                   90,946,268      74,353,391       14,976,944
                                                                         --------------  --------------   --------------

Realized &          Realized gain on investments--net                        27,181,029       9,433,376          507,908
Unrealized Gain     Change in unrealized appreciation on
(Loss) on           investments--net                                        (87,414,180)    (66,961,746)      (2,207,796)
Investments--Net                                                         --------------  --------------   --------------
(Notes 1b,          Net Increase in Net Assets Resulting
1d & 3):            from Operations                                      $   30,713,117  $   16,825,021   $   13,277,056
                                                                         ==============  ==============   ==============


                    See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999


STATEMENTS OF CHANGES IN NET ASSETS
                                       Insured Portfolio             National Portfolio          Limited Maturity Portfolio
                                          For the Year                   For the Year                    For the Year
                                        Ended  June 30,                 Ended June 30,                 Ended  June 30,
Increase (Decrease) in
Net Assets:                           1999            1998            1999           1998            1999             1998
Operations:  Investment
             income--net       $   90,946,268  $  102,591,875  $   74,353,391  $   79,796,136  $   14,976,944  $   15,558,651
             Realized gain
             on investments
             --net                 27,181,029      44,682,184       9,433,376      39,111,030         507,908         395,414
             Change in un-
             realized
             appreciation/
             depreciation on
             investments--net     (87,414,180)      5,253,448     (66,961,746)     (2,308,236)     (2,207,796)        789,704
                               --------------  --------------  --------------  --------------  --------------  --------------
             Net increase in
             net assets re-
             sulting from
             operations            30,713,117     152,527,507      16,825,021     116,598,930      13,277,056      16,743,769
                               --------------  --------------  --------------  --------------  --------------  --------------

Dividends &  Investment
Distri-      income--net:
butions to     Class A            (66,779,244)    (75,235,351)    (49,579,905)    (54,724,558)    (10,528,513)    (12,354,558)
Shareholders   Class B            (20,438,753)    (24,092,878)    (18,305,554)    (19,749,158)     (1,537,329)     (1,724,528)
(Note 1f):     Class C               (699,230)       (608,829)     (2,146,172)     (1,588,802)        (10,535)         (5,682)
               Class D             (3,029,041)     (2,654,817)     (4,321,760)     (3,733,618)     (2,900,567)     (1,473,883)
             Realized gain on
             investments--net:
               Class A            (30,333,680)     (2,005,059)             --              --              --              --
               Class B            (11,021,698)       (747,289)             --              --              --              --
               Class C               (405,758)        (18,784)             --              --              --              --
               Class D             (1,454,294)        (76,185)             --              --              --              --
             In excess of
             realized gain on
             investments--net:
               Class A                     --              --        (375,628)             --        (211,240)             --
               Class B                     --              --        (165,207)             --         (35,110)             --
               Class C                     --              --         (19,432)             --            (281)             --
               Class D                     --              --         (35,760)             --         (58,046)             --
                               --------------  --------------  --------------  --------------  --------------  --------------
             Net decrease in
             net assets resulting
             from dividends and
             distributions to
             shareholders        (134,161,698)   (105,439,192)    (74,949,418)    (79,796,136)    (15,281,621)    (15,558,651)
                               --------------  --------------  --------------  --------------  --------------  --------------

Capital      Net proceeds from
Share        issuance of
Trans-       capital shares      (106,960,336)   (160,344,787)    (29,277,945)    (33,702,285)    (18,483,783)    (42,037,027)
actions      Net proceeds
(Note 4):    from issuance
             of capital shares
             resulting from
             reorganization                --              --              --              --              --      31,447,783
                               --------------  --------------  --------------  --------------  --------------  --------------
             Net decrease in
             net assets derived
             from capital share
             transactions        (106,960,336)   (160,344,787)    (29,277,945)    (33,702,285)    (18,483,783)    (10,589,244)
                               --------------  --------------  --------------  --------------  --------------  --------------

Net Assets:  Total increase
             (decrease) in net
             assets              (210,408,917)   (113,256,472)    (87,402,342)       3,100,509    (20,488,348)     (9,404,126)
             Beginning of
             year               1,938,977,628   2,052,234,100   1,480,987,465   1,477,886,956     409,002,672     418,406,798
                               --------------  --------------  --------------  --------------  --------------  --------------
             End of year       $1,728,568,711  $1,938,977,628  $1,393,585,123  $1,480,987,465  $  388,514,324  $  409,002,672
                               ==============  ==============  ==============  ==============  ==============  ==============


             See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

                                                                                  Insured Portfolio
The following per share data and ratios have been derived
from information provided in the financial statements.                                 Class A
                                                                             For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                       1999          1998         1997          1996           1995
Per Share           Net asset value, beginning
Operating           of year                              $       8.25  $       8.06  $       7.91  $       7.92  $       7.88
Performance:                                             ------------  ------------  ------------  ------------  ------------
                    Investment income--net                        .41           .43           .45           .44           .46
                    Realized and unrealized gain
                    (loss) on investments--net                   (.27)          .20           .15          (.01)          .18
                                                         ------------  ------------  ------------  ------------  ------------
                    Total from investment operations              .14           .63           .60           .43           .64
                                                         ------------  ------------  ------------  ------------  ------------
                    Less dividends and distributions:
                      Investment income--net                     (.41)         (.43)         (.45)         (.44)         (.46)
                      Realized gain on
                      investments--net                           (.19)         (.01)           --            --          (.14)
                                                         ------------  ------------  ------------  ------------  ------------
                    Total dividends and distributions            (.60)         (.44)         (.45)         (.44)         (.60)
                                                         ------------  ------------  ------------  ------------  ------------
                    Net asset value, end of year         $       7.79  $       8.25  $       8.06  $       7.91  $       7.92
                                                         ============  ============  ============  ============  ============

Total Investment    Based on net asset value
Return:*            per share                                   1.56%         8.05%         7.72%         5.51%         8.60%
                                                         ============  ============  ============  ============  ============

Ratios to Average   Expenses                                     .42%          .42%          .44%          .43%          .43%
Net Assets:                                              ============  ============  ============  ============  ============
                    Investment income--net                      5.02%         5.29%         5.58%         5.55%         5.78%
                                                         ============  ============  ============  ============  ============

Supplemental        Net assets, end of year
Data:               (in thousands)                       $  1,216,346  $  1,377,025  $  1,441,785  $  1,572,835  $  1,706,064
                                                         ============  ============  ============  ============  ============
                    Portfolio turnover                         86.35%       102.89%        74.40%        78.49%        35.61%
                                                         ============  ============  ============  ============  ============


                                                                                  Insured Portfolio
The following per share data and ratios have been derived
from information provided in the financial statements.                                Class B
                                                                            For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                      1999          1998          1997           1996          1995
Per Share           Net asset value, beginning
Operating           of year                              $       8.24  $       8.05  $       7.91  $       7.92  $       7.87
Performance:                                             ------------  ------------  ------------  ------------  ------------
                    Investment income--net                        .35           .37           .39           .38           .40
                    Realized and unrealized gain
                    (loss) on investments--net                   (.27)          .20           .14          (.01)          .19
                                                         ------------  ------------  ------------  ------------  ------------
                    Total from investment operations              .08           .57           .53           .37           .59
                                                         ------------  ------------  ------------  ------------  ------------
                    Less dividends and distributions:
                      Investment income--net                     (.35)         (.37)         (.39)         (.38)         (.40)
                      Realized gain on investments
                      --net                                      (.19)         (.01)           --            --          (.14)
                                                         ------------  ------------  ------------  ------------  ------------
                    Total dividends and distri-
                    butions                                      (.54)         (.38)         (.39)         (.38)         (.54)
                                                         ------------  ------------  ------------  ------------  ------------
                    Net asset value, end of year         $       7.78  $       8.24  $       8.05  $       7.91  $       7.92
                                                         ============  ============  ============  ============  ============

Total Investment    Based on net asset value
Return:*            per share                                    .79%         7.24%         6.78%         4.71%         7.91%
                                                         ============  ============  ============  ============  ============

Ratios to Average   Expenses                                    1.18%         1.18%         1.19%         1.19%         1.19%
Net Assets:                                              ============  ============  ============  ============  ============
                    Investment income--net                      4.26%         4.53%         4.82%         4.80%         5.03%
                                                         ============  ============  ============  ============  ============

Supplemental        Net assets, end of year (in
Data:               thousands)                           $    414,135  $    498,624  $    560,105 $    723,090   $    782,748
                                                         ============  ============  ============  ============  ============
                    Portfolio turnover                         86.35%       102.89%        74.40%        78.49%        35.61%
                                                         ============  ============  ============  ============  ============

                  *Total investment returns exclude the effects of sales loads.

                   See Notes to Financial Statements.



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999


FINANCIAL HIGHLIGHTS (continued)
                                                                                  Insured Portfolio
                                                                                       Class C
The following per share data and ratios have been derived                                                      For the Period
from information provided in the financial statements.                                                         Oct. 21, 1994++
                                                                       For the Year Ended June 30,               to June 30,
Increase (Decrease) in Net Asset Value:                       1999          1998         1997          1996          1995
Per Share           Net asset value, beginning of
Operating           period                               $       8.24  $       8.06  $       7.91  $       7.92  $       7.68
Performance:                                             ------------  ------------  ------------  ------------  ------------
                    Investment income--net                        .34           .37           .38           .38           .27
                    Realized and unrealized gain
                    (loss) on investments--net                   (.27)          .19           .15          (.01)          .38
                                                         ------------  ------------  ------------  ------------  ------------
                    Total from investment
                    operations                                    .07           .56           .53           .37           .65
                                                         ------------  ------------  ------------  ------------  ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net                     (.34)         (.37)         (.38)         (.38)         (.27)
                      Realized gain on invest-
                      ments--net                                 (.19)         (.01)           --            --          (.14)
                                                         ------------  ------------  ------------  ------------  ------------
                    Total dividends and distri-
                    butions                                      (.53)         (.38)         (.38)         (.38)         (.41)
                                                         ------------  ------------  ------------  ------------  ------------
                    Net asset value, end of period       $       7.78  $       8.24  $       8.06  $       7.91  $       7.92
                                                         ============  ============  ============  ============  ============

Total Investment    Based on net asset value per
Return:**           share                                        .74%         7.05%         6.86%         4.65%         8.83%+++
                                                         ============  ============  ============  ============  ============

Ratios to Average   Expenses                                    1.23%         1.23%         1.25%         1.24%         1.23%*
Net Assets:                                              ============  ============  ============  ============  ============
                    Investment income--net                      4.21%         4.48%         4.77%         4.75%         4.93%*
                                                         ============  ============  ============  ============  ============

Supplemental        Net assets, end of period (in
Data:               thousands)                           $     16,850  $     14,623  $     11,922  $     18,936  $      7,756
                                                         ============  ============  ============  ============  ============
                    Portfolio turnover                         86.35%       102.89%        74.40%        78.49%        35.61%
                                                         ============  ============  ============  ============  ============

                                                                                  Insured Portfolio
                                                                                       Class D
The following per share data and ratios have been derived                                                       For the Period
from information provided in the financial statements.                                                         Oct. 21, 1994++
                                                                       For the Year Ended June 30,               to June 30,
Increase (Decrease) in Net Asset Value:                      1999          1998          1997          1996          1995
Per Share           Net asset value, beginning of
Operating           period                               $       8.24  $       8.06  $       7.91  $       7.92  $       7.68
Performance:                                             ------------  ------------  ------------  ------------  ------------
                    Investment income--net                        .39           .41           .43           .42           .29
                    Realized and unrealized gain
                    (loss) on investments--net                   (.26)          .19           .15          (.01)          .38
                                                         ------------  ------------  ------------  ------------  ------------
                    Total from investment
                    operations                                    .13           .60           .58           .41           .67
                                                         ------------  ------------  ------------  ------------  ------------
                    Less dividends and
                    distributions:
                      Investment income--net                     (.39)         (.41)         (.43)         (.42)         (.29)
                      Realized gain on invest-
                      ments--net                                 (.19)         (.01)           --            --          (.14)
                                                         ------------  ------------  ------------  ------------  ------------
                    Total dividends and distri-
                    butions                                      (.58)         (.42)         (.43)         (.42)         (.43)
                                                         ------------  ------------  ------------  ------------  ------------
                    Net asset value, end of
                    period                               $       7.79  $       8.24  $       8.06  $       7.91  $       7.92
                                                         ============  ============  ============  ============  ============

Total Investment    Based on net asset value per
Return:**           share                                       1.43%         7.65%         7.46%         5.25%         9.24%+++
                                                         ============  ============  ============  ============  ============

Ratios to Average   Expenses                                     .67%          .67%          .69%          .68%          .68%*
Net Assets:                                              ============  ============  ============  ============  ============
                    Investment income--net                      4.77%         5.03%         5.33%         5.31%         5.50%*
                                                         ============  ============  ============  ============  ============

Supplemental        Net assets, end of period (in
Data:               thousands)                           $     81,238  $     48,706  $     38,422  $     51,772  $     26,015
                                                         ============  ============  ============  ============  ============
                    Portfolio turnover                         86.35%       102.89%        74.40%        78.49%        35.61%
                                                         ============  ============  ============  ============  ============

                                                                                   National Portfolio
The following per share data and ratios have been derived
from information provided in the financial statements.                                  Class A
                                                                              For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                      1999          1998           1997         1996           1995
Per Share           Net asset value, beginning of
Operating           year                                 $      10.64  $      10.38  $      10.11  $      10.02  $      10.08
Performance:                                             ------------  ------------  ------------  ------------  ------------
                    Investment income--net                        .56           .59           .60           .60           .60
                    Realized and unrealized gain
                    (loss) on investments--net                   (.42)          .26           .27           .09           .15
                                                         ------------  ------------  ------------  ------------  ------------
                    Total from investment operations              .14           .85           .87           .69           .75
                                                         ------------  ------------  ------------  ------------  ------------
                    Less dividends and distributions:
                      Investment income--net                     (.56)         (.59)         (.60)         (.60)         (.60)
                      Realized gain on investments
                      --net                                        --            --            --            --          (.19)
                      In excess of realized gain on
                      investments--net                             --++++        --            --            --          (.02)
                                                         ------------  ------------  ------------  ------------  ------------
                    Total dividends and distri-
                    butions                                      (.56)         (.59)         (.60)         (.60)         (.81)
                                                         ------------  ------------  ------------  ------------  ------------
                    Net asset value, end of
                    year                                 $      10.22  $      10.64  $      10.38  $      10.11  $      10.02
                                                         ============  ============  ============  ============  ============

Total Investment    Based on net asset value
Return:**           per share                                   1.28%         8.36%         8.84%         6.98%         7.89%
                                                         ============  ============  ============  ============  ============

Ratios to Average   Expenses                                     .55%          .55%          .55%          .56%          .56%
Net Assets:                                              ============  ============  ============  ============  ============
                    Investment income--net                      5.26%         5.58%         5.86%         5.89%         6.01%
                                                         ============  ============  ============  ============  ============

Supplemental        Net assets, end of year (in
Data:               thousands)                           $    877,841  $    964,940  $    983,650 $    983,550   $  1,059,440
                                                         ============  ============  ============  ============  ============
                    Portfolio turnover                        125.75%       142.02%        99.52%        95.09%       103.65%
                                                         ============  ============  ============  ============  ============


                                                                                  National Portfolio
The following per share data and ratios have been derived
from information provided in the financial statements.                                 Class B
                                                                             For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                       1999         1998          1997           1996          1995
Per Share           Net asset value, beginning
Operating           of year                              $      10.63  $      10.37  $      10.11  $      10.02  $      10.07
Performance:                                             ------------  ------------  ------------  ------------  ------------
                    Investment income--net                        .48           .51           .52           .52           .52
                    Realized and unrealized gain
                    (loss) on investments--net                   (.42)          .26           .26           .09           .16
                                                         ------------  ------------  ------------  ------------  ------------
                    Total from investment
                    operations                                    .06           .77           .78           .61           .68
                                                         ------------  ------------  ------------  ------------  ------------
                    Less dividends and
                    distributions:
                      Investment income--net                     (.48)         (.51)         (.52)         (.52)         (.52)
                      Realized gain on
                      investments--net                             --            --            --            --          (.19)
                      In excess of realized
                      gain on investments--net                     --++++        --            --            --          (.02)
                                                         ------------  ------------  ------------  ------------  ------------
                    Total dividends and
                    distributions                                (.48)         (.51)         (.52)         (.52)         (.73)
                                                         ------------  ------------  ------------  ------------  ------------
                    Net asset value, end
                    of year                              $      10.21  $      10.63  $      10.37  $      10.11  $      10.02
                                                         ============  ============  ============  ============  ============

Total Investment    Based on net asset
Return:**           value per share                              .51%         7.55%         7.92%         6.17%         7.28%
                                                         ============  ============  ============  ============  ============

Ratios to Average   Expenses                                    1.31%         1.31%         1.31%         1.32%         1.32%
Net Assets:                                              ============  ============  ============  ============  ============
                    Investment income--net                      4.50%         4.82%         5.10%         5.13%         5.25%
                                                         ============  ============  ============  ============  ============
Supplemental        Net assets, end of
Data:               year (in thousands)                  $    374,642  $    406,798  $    415,103  $    399,341  $    419,933
                                                         ============  ============  ============  ============  ============
                    Portfolio turnover                        125.75%       142.02%        99.52%        95.09%       103.65%
                                                         ============  ============  ============  ============  ============

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                ++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999

FINANCIAL HIGHLIGHTS (continued)
                                                                                   National Portfolio
                                                                                        Class C
The following per share data and ratios have been derived                                                       For the Period
from information provided in the financial statements.                                                         Oct. 21, 1994++
                                                                       For the Year Ended June 30,               to June 30,
Increase (Decrease) in Net Asset Value:                      1999          1998           1997         1996          1995
Per Share           Net asset value, beginning
Operating           of period                            $      10.64  $      10.38  $      10.11  $      10.03  $       9.85
Performance:                                             ------------  ------------  ------------  ------------  ------------
                    Investment income--net                        .47           .50           .52           .52           .36
                    Realized and unrealized
                    gain (loss) on investments--net              (.42)          .26           .27           .08           .39
                                                         ------------  ------------  ------------  ------------  ------------
                    Total from investment operations              .05           .76           .79           .60           .75
                                                         ------------  ------------  ------------  ------------  ------------
                    Less dividends and distributions:
                      Investment income--net                     (.47)         (.50)         (.52)         (.52)         (.36)
                      Realized gain on investments
                      --net                                        --            --            --            --          (.19)
                      In excess of realized gain
                      on investments--net                          --++++        --            --            --          (.02)
                                                         ------------  ------------  ------------  ------------  ------------
                    Total dividends and distri-
                    butions                                      (.47)         (.50)         (.52)         (.52)         (.57)
                                                         ------------  ------------  ------------  ------------  ------------
                    Net asset value, end of period       $      10.22  $      10.64  $      10.38  $      10.11  $      10.03
                                                         ============  ============  ============  ============  ============

Total Investment    Based on net asset value
Return:**           per share                                    .47%         7.49%         7.97%         6.01%         7.97%+++
                                                         ============  ============  ============  ============  ============

Ratios to Average   Expenses                                    1.36%         1.36%         1.36%         1.37%         1.37%*
Net Assets:                                              ============  ============  ============  ============  ============
                    Investment income--net                      4.45%         4.76%         5.04%         5.08%         5.21%*
                                                         ============  ============  ============  ============  ============

Supplemental        Net assets, end of period (in
Data:               thousands)                           $     47,901  $     41,087  $     28,096  $     13,291  $      5,195
                                                         ============  ============  ============  ============  ============
                    Portfolio turnover                        125.75%       142.02%        99.52%        95.09%       103.65%
                                                         ============  ============  ============  ============  ============


                                                                                  National Portfolio
                                                                                       Class D
The following per share data and ratios have been derived                                                       For the Period
from information provided in the financial statements.                                                         Oct. 21, 1994++
                                                                       For the Year Ended June 30,               to June 30,
Increase (Decrease) in Net Asset Value:                      1999          1998          1997          1996          1995
Per Share           Net asset value, beginning
Operating           of period                            $      10.64  $      10.39  $      10.12  $      10.03  $       9.85
Performance:                                             ------------  ------------  ------------  ------------  ------------
                    Investment income--net                        .53           .56           .58           .57           .40
                    Realized and unrealized gain
                    (loss) on investments--net                   (.42)          .25           .27           .09           .39
                                                         ------------  ------------  ------------  ------------  ------------
                    Total from investment
                    operations                                    .11           .81           .85           .66           .79
                                                         ------------  ------------  ------------  ------------  ------------
                    Less dividends and distributions:
                      Investment income--net                     (.53)         (.56)         (.58)         (.57)         (.40)
                      Realized gain on investments
                      --net                                        --            --            --            --          (.19)
                      In excess of realized gain
                      on investments--net                          --++++        --            --            --          (.02)
                                                         ------------  ------------  ------------  ------------  ------------
                    Total dividends and distri-
                    butions                                      (.53)         (.56)         (.58)         (.57)         (.61)
                                                         ------------  ------------  ------------  ------------  ------------
                    Net asset value, end of
                    period                               $      10.22  $      10.64  $      10.39  $      10.12  $      10.03
                                                         ============  ============  ============  ============  ============

Total Investment    Based on net asset value per
Return:**           share                                       1.03%         7.99%         8.57%         6.71%         8.37%+++
                                                         ============  ============  ============  ============  ============

Ratios to Average   Expenses                                     .81%          .80%          .80%          .81%          .81%*
Net Assets:                                              ============  ============  ============  ============  ============
                    Investment income--net                      5.01%         5.32%         5.60%         5.64%         5.78%*
                                                         ============  ============  ============  ============  ============

Supplemental        Net assets, end of period
Data:               (in thousands)                       $     93,201  $     68,162  $     51,038  $     43,884  $     19,656
                                                         ============  ============  ============  ============  ============
                    Portfolio turnover                        125.75%       142.02%        99.52%        95.09%       103.65%
                                                         ============  ============  ============  ============  ============

                                                                             Limited Maturity Portfolio
The following per share data and ratios have been derived
from information provided in the financial statements.                                Class A
                                                                            For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                      1999         1998          1997           1996         1995
Per Share           Net asset value, beginning of
Operating           year                                 $       9.96  $       9.93  $       9.91  $       9.92  $       9.87
Performance:                                             ------------  ------------  ------------  ------------  ------------
                    Investment income--net                        .37           .39           .39           .38           .38
                    Realized and unrealized gain
                    (loss) on investments--net                   (.04)          .03           .04          (.01)          .05
                                                         ------------  ------------  ------------  ------------  ------------
                    Total from investment
                    operations                                    .33           .42           .43           .37           .43
                                                         ------------  ------------  ------------  ------------  ------------
                    Less dividends and distri-
                    butions:
                      Investment income--net                     (.37)         (.39)         (.39)         (.38)         (.38)
                      Realized gain on
                      investments--net                             --            --          (.02)           --            --
                      In excess of realized gain
                      on investments--net                        (.01)           --            --            --            --
                                                         ------------  ------------  ------------  ------------  ------------
                    Total dividends and
                    distributions                                (.38)         (.39)         (.41)         (.38)         (.38)
                                                         ------------  ------------  ------------  ------------  ------------
                    Net asset value, end of year         $       9.91  $       9.96  $       9.93  $       9.91  $       9.92
                                                         ============  ============  ============  ============  ============

Total Investment    Based on net asset value
Return:**           per share                                   3.37%         4.26%         4.40%         3.75%         4.53%
                                                         ============  ============  ============  ============  ============

Ratios to Average   Expenses                                     .43%          .43%          .39%          .44%          .41%
Net Assets:                                              ============  ============  ============  ============  ============
                    Investment income--net                      3.75%         3.88%         3.93%         3.83%         3.86%
                                                         ============  ============  ============  ============  ============

Supplemental        Net assets, end of year
Data:               (in thousands)                       $    261,970  $    295,641  $    343,641  $    417,097  $    536,474
                                                         ============  ============  ============  ============  ============
                    Portfolio turnover                         40.28%        72.69%        61.90%        88.32%        37.33%
                                                         ============  ============  ============  ============  ============

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                ++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999

FINANCIAL HIGHLIGHTS (concluded)
                                                                             Limited Maturity Portfolio
The following per share data and ratios have been derived
from information provided in the financial statements.                                Class B
                                                                            For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                      1999          1998         1997           1996          1995
Per Share           Net asset value, beginning
Operating           of year                              $       9.97  $       9.94  $       9.91  $       9.92  $       9.87
Performance:                                             ------------  ------------  ------------  ------------  ------------
                    Investment income--net                        .34           .35           .36           .35           .35
                    Realized and unrealized gain
                    (loss) on investments--net                   (.04)          .03           .05          (.01)          .05
                                                         ------------  ------------  ------------  ------------  ------------
                    Total from investment operations              .30           .38           .41           .34           .40
                                                         ------------  ------------  ------------  ------------  ------------
                    Less dividends and distributions:
                      Investment income--net                     (.34)         (.35)         (.36)         (.35)         (.35)
                      Realized gain on investments
                      --net                                        --            --          (.02)           --            --
                      In excess of realized gain on
                    investments--net                             (.01)           --            --            --            --
                                                         ------------  ------------  ------------  ------------  ------------
                    Total dividends and distri-
                    butions                                      (.35)         (.35)         (.38)         (.35)         (.35)
                                                         ------------  ------------  ------------  ------------  ------------
                    Net asset value, end of year         $       9.92  $       9.97  $       9.94  $       9.91  $       9.92
                                                         ============  ============  ============  ============  ============

Total Investment    Based on net asset value per
Return:**           share                                       3.01%         3.89%         4.13%         3.37%         4.14%
                                                         ============  ============  ============  ============  ============

Ratios to Average   Expenses                                     .78%          .78%          .75%          .80%          .78%
Net Assets:                                              ============  ============  ============  ============  ============
                    Investment income--net                      3.39%         3.43%         3.58%         3.46%         3.50%
                                                         ============  ============  ============  ============  ============

Supplemental        Net assets, end of year (in
Data:               thousands)                           $     42,930  $     44,714  $     54,275  $     71,075  $    129,581
                                                         ============  ============  ============  ============  ============
                    Portfolio turnover                         40.28%        72.69%        61.90%        88.32%        37.33%
                                                         ============  ============  ============  ============  ============

                                                                              Limited Maturity Portfolio
                                                                                       Class C
The following per share data and ratios have been derived                                                        For the Period
from information provided in the financial statements.                                                          Oct. 21, 1994++
                                                                       For the Year Ended June 30,                to June 30,
Increase (Decrease) in Net Asset Value:                      1999          1998          1997          1996           1995
Per Share           Net asset value, beginning
Operating           of period                            $       9.94  $       9.91  $       9.88  $       9.92  $       9.83
Performance:                                             ------------  ------------  ------------  ------------  ------------
                    Investment income--net                        .34           .35           .35           .34           .25
                    Realized and unrealized gain
                    (loss) on investments--net                   (.05)          .03           .05          (.04)          .09
                                                         ------------  ------------  ------------  ------------  ------------
                    Total from investment
                    operations                                    .29           .38           .40           .30           .34
                                                         ------------  ------------  ------------  ------------  ------------
                    Less dividends and
                    distributions:
                      Investment income--net                     (.34)         (.35)         (.35)         (.34)         (.25)
                      Realized gain on
                      investments--net                             --            --          (.02)           --            --
                      In excess of realized gain
                      on investments--net                        (.01)           --            --            --            --
                                                         ------------  ------------  ------------  ------------  ------------
                    Total dividends and
                    distributions                                (.35)         (.35)         (.37)         (.34)         (.25)
                                                         ------------  ------------  ------------  ------------  ------------
                    Net asset value, end of
                    period                               $       9.88  $       9.94  $       9.91  $       9.88  $       9.92
                                                         ============  ============  ============  ============  ============

Total Investment    Based on net asset value
Return:**           per share                                   2.89%         3.88%         4.11%         2.97%         3.52%+++
                                                         ============  ============  ============  ============  ============

Ratios to Average   Expenses                                     .79%          .79%          .75%          .80%          .70%*
Net Assets:                                              ============  ============  ============  ============  ============
                    Investment income--net                      3.37%         4.27%         3.57%         3.41%         3.61%*
                                                         ============  ============  ============  ============  ============

Supplemental        Net assets, end of period
Data:               (in thousands)                       $        437  $         86  $        108  $         94  $      3,965
                                                         ============  ============  ============  ============  ============

                    Portfolio turnover                         40.28%        72.69%        61.90%        88.32%        37.33%
                                                         ============  ============  ============  ============  ============

                                                                              Limited Maturity Portfolio
                                                                                       Class D
The following per share data and ratios have been derived                                                       For the Period
from information provided in the financial statements.                                                         Oct. 21, 1994++
                                                                       For the Year Ended June 30,               to June 30,
Increase (Decrease) in Net Asset Value:                      1999          1998          1997          1996          1995
Per Share           Net asset value, beginning
Operating           of period                            $       9.97  $       9.94  $       9.91  $       9.93  $       9.83
Performance:                                             ------------  ------------  ------------  ------------  ------------
                    Investment income--net                        .37           .38           .38           .37           .26
                    Realized and unrealized gain
                    (loss) on investments--net                   (.04)          .03           .05          (.02)          .10
                                                         ------------  ------------  ------------  ------------  ------------
                    Total from investment operations              .33           .41           .43           .35           .36
                                                         ------------  ------------  ------------  ------------  ------------
                    Less dividends and distributions:
                      Investment income--net                     (.37)         (.38)         (.38)         (.37)         (.26)
                      Realized gain on investments
                      --net                                        --            --          (.02)           --            --
                      In excess of realized gain
                      on investments--net                        (.01)           --            --            --            --
                                                         ------------  ------------  ------------  ------------  ------------
                    Total dividends and distri-
                    butions                                      (.38)         (.38)         (.40)         (.37)         (.26)
                                                         ------------  ------------  ------------  ------------  ------------
                    Net asset value, end of
                    period                               $       9.92  $       9.97  $       9.94  $       9.91  $       9.93
                                                         ============  ============  ============  ============  ============

Total Investment    Based on net asset value
Return:**           per share                                   3.27%         4.16%         4.40%         3.55%         3.73%+++
                                                         ============  ============  ============  ============  ============

Ratios to Average   Expenses                                     .53%          .54%          .48%          .54%          .53%*
Net Assets:                                              ============  ============  ============  ============  ============
                    Investment income--net                      3.65%         3.89%         3.84%         3.71%         3.78%*
                                                         ============  ============  ============  ============  ============

Supplemental        Net assets, end of period
Data:               (in thousands)                       $     83,177  $     68,562  $     20,383  $     15,886  $     11,258
                                                         ============  ============  ============  ============  ============
                    Portfolio turnover                         40.28%        72.69%        61.90%        88.32%        37.33%
                                                         ============  ============  ============  ============  ============

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999



NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund's Portfolios offer four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Insured Portfolio: Where bonds in the Portfolio have not been insured pursuant to policies obtained by the issuer, the Fund has obtained insurance with respect to the payment of interest and principal of each bond. Such insurance is valid as long as the bonds are held by the Fund.

All Portfolios: Municipal bonds and money market securities are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Positions in futures contracts and options thereon, which are traded on exchanges, are valued at closing prices as of the close of such exchanges. Assets for which market quotations are not readily available are valued at fair value on a consistent basis using methods determined in good faith by the Fund's Board of Directors, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund's Portfolios may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolios deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

(g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $5,910 in the Limited Maturity Portfolio have been reclassified between accumulated net realized capital losses and paid-in capital in excess of par. These reclassifications have no effect on net assets or net asset values per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, FAM receives at the end of each month a fee with respect to each Portfolio at the annual rates set forth below which are based upon the average daily value of the Fund's net assets.

                                               Rate of Advisory Fee

Aggregate of Average Daily                                       Limited
Net Assets of the Three                 Insured      National    Maturity
Combined Portfolios                    Portfolio    Portfolio   Portfolio

Not exceeding $250 million                 .40  %       .50  %     .40  %

In excess of $250 million
but not exceeding $400 million             .375         .475       .375

In excess of $400 million
but not exceeding $550 million             .375         .475       .35

In excess of $550 million
but not exceeding $1.5 billion             .375         .475       .325

In excess of $1.5 billion                  .35          .475       .325


Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


               Account Maintenance Fees               Distribution Fees

                                  Limited                               Limited
           Insured     National   Maturity     Insured      National    Maturity
          Portfolio   Portfolio  Portfolio    Portfolio    Portfolio   Portfolio

Class B       .25%        .25%       .15%         .50%         .50%       .20%
Class C       .25%        .25%       .15%         .55%         .55%       .20%
Class D       .25%        .25%       .10%          --           --         --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended June 30, 1999, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares follows:


                                                     Limited
                      Insured        National        Maturity
                     Portfolio      Portfolio       Portfolio

Class A Shares:

MLFD                  $ 20,406       $ 12,026        $   736
MLPF&S                 188,747        112,031          6,338

Class D Shares:

MLFD                     8,778         12,332          2,020
MLPF&S                 172,595        310,480         20,314


For the year ended June 30, 1999, MLPF&S received contingent deferred sales charges of $848,204 relating to transactions in Class B Shares, amounting to $321,449, $491,369 and $35,386 in the Insured, National and Limited Maturity Portfolios, respectively, and $32,016 relating to transactions in Class C Shares, amounting to $11,099, $20,051 and $866 in the Insured, National and Limited Maturity Portfolios, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $128,758 relating to transactions subject to front-end sales charge waivers in Class D Shares, amounting to $49,520, $37,014 and $42,224 in the Insured, National and Limited Maturity Portfolios, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 1999 were as follows:

                                     Purchases           Sales

Insured Portfolio                 $1,565,967,513     $1,853,126,343
National Portfolio                 1,773,334,921      1,841,187,297
Limited Maturity Portfolio           146,252,302        182,712,535



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999

NOTES TO FINANCIAL STATEMENTS (continued)


Net realized gains (losses) for the year ended June 30, 1999 and net unrealized gains (losses) as of June 30, 1999 were as follows:

                                      Realized          Unrealized
Insured Portfolio                      Gains              Gains

Long-term investments             $   27,177,185     $   30,442,614
Financial futures contracts                3,844                 --
                                  --------------     --------------
Total                             $   27,181,029     $   30,442,614
                                  ==============     ==============


                                      Realized          Unrealized
National Portfolio                 Gains (Losses)     Gains (Losses)

Long-term investments             $    7,589,770     $   21,315,320
Short-term investments                      (175)                --
Financial futures contracts            1,843,781           (118,750)
                                  --------------     --------------
Total                             $    9,433,376     $   21,196,570
                                  ==============     ==============

                                      Realized          Unrealized
Limited Maturity Portfolio             Gains          Gains (Losses)

Long-term investments              $     263,932     $      419,339
Short-term investments                   243,976           (174,018)
                                  --------------     --------------
Total                             $      507,908     $      245,321
                                  ==============     ==============

As of June 30, 1999 net unrealized appreciation/depreciation for Federal income tax purposes were as follows:

                            Gross          Gross            Net
                          Unrealized     Unrealized      Unrealized
                         Appreciation   Depreciation    Appreciation

Insured Portfolio         $55,559,047    $25,961,176    $29,597,871
National Portfolio         45,792,621     24,678,258     21,114,363
Limited Maturity
Portfolio                   1,240,733        995,412        245,321

The aggregate cost of investments at June 30, 1999 for Federal income tax purposes was $1,716,257,984 for the Insured Portfolio, $1,336,911,200 for the National Portfolio, and $382,828,287 for the Limited Maturity Portfolio.


4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions for the years ended June 30, 1999 and June 30, 1998 were $106,960,336 and $160,344,787, respectively, for the Insured Portfolio; $29,277,945 and $33,702,285, respectively, for the National Portfolio, and $18,483,783 and $10,589,244, respectively, for the Limited Maturity Portfolio.

Transactions in capital shares for each class were as follows:

Insured Portfolio

Class A Shares for the Year                               Dollar
Ended June 30, 1999                    Shares             Amount

Shares sold                            2,523,386     $   20,682,133
Shares issued to shareholders
in reinvestment of dividends
and distributions                      5,070,798         41,426,673
                                  --------------     --------------
Total issued                           7,594,184         62,108,806
Shares redeemed                      (18,415,364)      (150,312,025)
                                  --------------     --------------
Net decrease                         (10,821,180)    $  (88,203,219)
                                  ==============     ==============


Insured Portfolio

Class A Shares for the Year                               Dollar
Ended June 30, 1998                    Shares             Amount

Shares sold                            2,602,916      $  21,473,195
Shares issued to shareholders
in reinvestment of dividends
and distributions                      3,893,110         32,056,227
                                  --------------     --------------
Total issued                           6,496,026         53,529,422
Shares redeemed                      (18,381,072)      (151,209,859)
                                  --------------     --------------
Net decrease                         (11,885,046)    $  (97,680,437)
                                  ==============     ==============

Insured Portfolio

Class B Shares for the Year                               Dollar
Ended June 30, 1999                    Shares             Amount

Shares sold                            5,641,000      $  46,434,676
Shares issued to shareholders
in reinvestment of dividends
and distributions                      1,938,622         15,832,867
                                  --------------     --------------
Total issued                           7,579,622         62,267,543
Automatic conversion of shares        (4,030,189)       (32,518,388)
Shares redeemed                      (10,851,320)       (88,606,396)
                                  --------------     --------------
Net decrease                          (7,301,887)    $  (58,857,241)
                                  ==============     ==============

Insured Portfolio

Class B Shares for the Year                               Dollar
Ended June 30, 1998                    Shares             Amount

Shares sold                            4,428,347      $  36,455,981
Shares issued to shareholders
in reinvestment of dividends
and distributions                      1,474,207         12,130,689
                                  --------------     --------------
Total issued                           5,902,554         48,586,670
Automatic conversion of shares          (286,423)        (2,350,040)
Shares redeemed                      (14,644,280)      (120,322,635)
                                  --------------     --------------
Net decrease                          (9,028,149)    $  (74,086,005)
                                  ==============     ==============

Insured Portfolio

Class C Shares for the Year                               Dollar
Ended June 30, 1999                    Shares             Amount

Shares sold                            1,057,672     $    8,728,474
Shares issued to shareholders
in reinvestment of dividends
and distributions                         78,764            642,933
                                  --------------     --------------
Total issued                           1,136,436          9,371,407
Shares redeemed                         (746,046)        (6,101,279)
                                  --------------     --------------
Net increase                             390,390     $    3,270,128
                                  ==============     ==============

Insured Portfolio

Class C Shares for the Year                               Dollar
Ended June 30, 1998                    Shares             Amount

Shares sold                              600,875     $    4,950,738
Shares issued to shareholders
in reinvestment of dividends
and distributions                         42,007            345,869
                                  --------------     --------------
Total issued                             642,882          5,296,607
Shares redeemed                         (348,588)        (2,863,946)
                                  --------------     --------------
Net increase                             294,294     $    2,432,661
                                  ==============     ==============

Insured Portfolio

Class D Shares for the Year                               Dollar
Ended June 30, 1999                    Shares             Amount

Shares sold                            6,472,195     $   53,073,631
Automatic conversion of shares         4,027,297         32,518,388
Shares issued to shareholders
in reinvestment of dividends
and distributions                        284,865          2,322,184
                                  --------------     --------------
Total issued                          10,784,357         87,914,203
Shares redeemed                       (6,260,301)       (51,084,207)
                                  --------------     --------------
Net increase                           4,524,056     $   36,829,996
                                  ==============     ==============


Insured Portfolio

Class D Shares for the Year                               Dollar
Ended June 30, 1998                    Shares             Amount

Shares sold                           23,577,522     $  193,830,379
Automatic conversion of shares           286,423          2,350,040
Shares issued to shareholders
in reinvestment of dividends
and distributions                        140,376          1,155,893
                                  --------------     --------------
Total issued                          24,004,321        197,336,312
Shares redeemed                      (22,861,619)      (188,347,318)
                                  --------------     --------------
Net increase                           1,142,702     $    8,988,994
                                  ==============     ==============


National Portfolio

Class A Shares for the Year                               Dollar
Ended June 30, 1999                    Shares             Amount

Shares sold                            5,156,566     $   54,885,021
Shares issued to shareholders
in reinvestment of dividends
and distributions                      2,320,546         24,626,470
                                  --------------     --------------
Total issued                           7,477,112         79,511,491
Shares redeemed                      (12,286,769)      (130,243,238)
                                  --------------     --------------
Net decrease                          (4,809,657)    $  (50,731,747)
                                  ==============     ==============


National Portfolio

Class A Shares for the Year                               Dollar
Ended June 30, 1998                    Shares             Amount

Shares sold                            4,266,519     $   45,187,344
Shares issued to shareholders
in reinvestment of dividends           2,527,972         26,788,694
                                  --------------     --------------
Total issued                           6,794,491         71,976,038
Shares redeemed                      (10,854,978)      (114,962,452)
                                  --------------     --------------
Net decrease                          (4,060,487)    $  (42,986,414)
                                  ==============     ==============

National Portfolio

Class B Shares for the Year                               Dollar
Ended June 30, 1999                    Shares             Amount

Shares sold                            7,103,091     $   75,637,764
Shares issued to shareholders
in reinvestment of dividends
and distributions                        842,039          8,936,016
                                  --------------     --------------
Total issued                           7,945,130         84,573,780
Automatic conversion of shares        (1,680,490)       (17,743,676)
Shares redeemed                       (7,846,538)       (83,194,847)
                                  --------------     --------------
Net decrease                          (1,581,898)    $  (16,364,743)
                                  ==============     ==============


National Portfolio

Class B Shares for the Year                               Dollar
Ended June 30, 1998                    Shares             Amount

Shares sold                            6,485,604     $   68,758,999
Shares issued to shareholders
in reinvestment of dividends             914,162          9,684,295
                                  --------------     --------------
Total issued                           7,399,766         78,443,294
Automatic conversion of shares          (244,397)        (2,584,813)
Shares redeemed                       (8,908,400)       (94,243,672)
                                  --------------     --------------
Net decrease                          (1,753,031)    $  (18,385,191)
                                  ==============     ==============



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)


National Portfolio

Class C Shares for the Year                               Dollar
Ended June 30, 1999                    Shares             Amount

Shares sold                            2,059,325     $   21,920,588
Shares issued to shareholders
in reinvestment of dividends
and distributions                        114,406          1,213,929
                                  --------------     --------------
Total issued                           2,173,731         23,134,517
Shares redeemed                       (1,348,878)       (14,247,726)
                                  --------------     --------------
Net increase                             824,853     $    8,886,791
                                  ==============     ==============

National Portfolio

Class C Shares for the Year                               Dollar
Ended June 30, 1998                    Shares             Amount

Shares sold                            2,076,332     $   21,976,496
Shares issued to shareholders
in reinvestment of dividends              81,934            868,569
                                  --------------     --------------
Total issued                           2,158,266         22,845,065
Shares redeemed                       (1,002,742)       (10,604,512)
                                  --------------     --------------
Net increase                           1,155,524     $   12,240,553
                                  ==============     ==============

National Portfolio

Class D Shares for the Year                               Dollar
Ended June 30, 1999                    Shares             Amount

Shares sold                            5,435,500     $   57,997,735
Automatic conversion of shares         1,679,382         17,743,676
Shares issued to shareholders
in reinvestment of dividends
and distributions                        200,319          2,125,076
                                  --------------     --------------
Total issued                           7,315,201         77,866,487
Shares redeemed                       (4,602,754)       (48,934,733)
                                  --------------     --------------
Net increase                           2,712,447     $   28,931,754
                                  ==============     ==============

National Portfolio

Class D Shares for the Year                               Dollar
Ended June 30, 1998                    Shares             Amount

Shares sold                           24,013,327     $  254,654,607
Automatic conversion of shares           244,216          2,584,813
Shares issued to shareholders
in reinvestment of dividends             157,029          1,665,789
                                  --------------     --------------
Total issued                          24,414,572        258,905,209
Shares redeemed                      (22,922,793)      (243,476,442)
                                  --------------     --------------
Net increase                           1,491,779     $   15,428,767
                                  ==============     ==============


Limited Maturity Portfolio

Class A Shares for the Year                               Dollar
Ended June 30, 1999                    Shares             Amount

Shares sold                            1,531,619     $   15,316,774
Shares issued to shareholders
in reinvestment of dividends
and distributions                        600,760          6,003,286
                                  --------------     --------------
Total issued                           2,132,379         21,320,060
Shares redeemed                       (5,378,094)       (53,754,851)
                                  --------------     --------------
Net decrease                          (3,245,715)    $  (32,434,791)
                                  ==============     ==============


Limited Maturity Portfolio

Class A Shares for the Year                               Dollar
Ended June 30, 1998                    Shares             Amount

Shares sold                            1,637,467     $   16,313,195
Shares issued to shareholders
in reinvestment of dividends             689,267          6,863,420
Shares issued resulting from
reorganization                           610,766          6,117,207
                                  --------------     --------------
Total issued                           2,937,500         29,293,822
Shares redeemed                       (7,862,688)       (78,301,847)
                                  --------------     --------------
Net decrease                          (4,925,188)    $  (49,008,025)
                                  ==============     ==============


Limited Maturity Portfolio

Class B Shares for the Year                               Dollar
Ended June 30, 1999                    Shares             Amount

Shares sold                            1,338,974     $   13,393,753
Shares issued to shareholders
in resinvestment of dividends
and distributions                        102,051          1,019,989
                                  --------------     --------------
Total issued                           1,441,025         14,413,742
Automatic conversion of shares           (4,824)           (48,169)
Shares redeemed                       (1,593,291)       (15,930,886)
                                  --------------     --------------
Net decrease                            (157,090)    $   (1,565,313)
                                  ==============     ==============


Limited Maturity Portfolio

Class B Shares for the Year                               Dollar
Ended June 30, 1998                    Shares             Amount

Shares sold                            2,835,507     $   28,244,737
Shares issued to shareholders
in reinvestment of dividends             110,626          1,101,933
                                  --------------     --------------
Total issued                           2,946,133         29,346,670
Automatic conversion of shares           (17,299)          (172,475)
Shares redeemed                       (3,905,076)       (38,899,023)
                                  --------------     --------------
Net decrease                            (976,242)    $   (9,724,828)
                                  ==============     ==============

Limited Maturity Portfolio

Class C Shares for the Year                               Dollar
Ended June 30, 1999                    Shares             Amount

Shares sold                               63,750     $      635,910
Shares issued to shareholders
in reinvestment of dividends
and distributions                            804              8,012
                                  --------------     --------------
Total issued                              64,554            643,922
Shares redeemed                          (28,985)          (289,370)
                                  --------------     --------------
Net increase                              35,569     $      354,552
                                  ==============     ==============


Limited Maturity Portfolio

Class C Shares for the Year                               Dollar
Ended June 30, 1998                    Shares             Amount

Shares sold                              212,120     $    2,106,982
Shares issued to shareholders
in reinvestment of dividends                 265              2,632
                                  --------------     --------------
Total issued                             212,385          2,109,614
Shares redeemed                         (214,575)        (2,131,347)
                                  --------------     --------------
Net decrease                              (2,190)    $      (21,733)
                                  ==============     ==============


Limited Maturity Portfolio

Class D Shares for the Year                               Dollar
Ended June 30, 1999                    Shares             Amount

Shares sold                            7,562,021     $   75,656,488
Automatic conversion of shares             4,820             48,169
Shares issued to shareholders
in reinvestment of dividends
and distributions                        137,748          1,377,161
                                  --------------     --------------
Total issued                           7,704,589         77,081,818
Shares redeemed                       (6,196,465)       (61,920,049)
                                  --------------     --------------
Net increase                           1,508,124     $   15,161,769
                                  ==============     ==============


Limited Maturity Portfolio

Class D Shares for the Year                               Dollar
Ended June 30, 1998                    Shares             Amount

Shares sold                            6,883,210     $   68,670,633
Automatic conversion of shares            17,300            172,475
Shares issued to shareholders
in reinvestment of dividends              70,267            700,217
Shares issued resulting from
reorganization                         2,546,189         25,330,576
                                  --------------     --------------
Total issued                           9,516,966         94,873,901
Shares redeemed                       (4,689,176)       (46,708,559)
                                  --------------     --------------
Net increase                           4,827,790     $   48,165,342
                                  ==============     ==============


5. Capital Loss Carryforward:
At June 30, 1999, the Limited Maturity Portfolio had a net capital loss carryforward of approximately $1,928,000, all of which expires in 2003. This amount will be available to offset like amounts of any future taxable gains.



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1999

<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Municipal Bond Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Insured, National and Limited Maturity Portfolios of Merrill Lynch Municipal Bond Fund, Inc. (the "Fund") as of June 30, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Insured, National and Limited Maturity Portfolios of Merrill Lynch Municipal Bond Fund, Inc. as of June 30, 1999, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
August 17, 1999
</AUDIT-REPORT>


IMPORTANT TAX INFORMATION (unaudited)

All of the net investment income distributions declared daily by Merrill Lynch Municipal Bond Fund, Inc. during its taxable year ended June 30, 1999 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the following table summarizes the taxable distributions paid by the Fund during the year.

                                                     Record       Payable         Ordinary    Long-Term
                                                      Date          Date           Income   Capital Gains*
Insured Portfolio                                   12/22/98      12/31/98        $.040498     $.146686
National Portfolio                                  12/22/98      12/31/98        $.000056     $.004181
Limited Maturity Portfolio                          12/22/98      12/31/98        $.007539        --

*The entire distribution is subject to the 20% tax rate.

Please retain this information for your records.